UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.3%
	Shares	Value

ARGENTINA — 0.1%
Ternium ADR	13,966	$371,496

AUSTRALIA — 1.4%
Abacus Property Group ‡	45,505	108,883
Adelaide Brighton	18,475	62,306
AGL Energy	8,381	114,241
Amcor	49,284	471,711
Asciano	2,601	14,438
ASX	3,239	108,172
Aurizon Holdings	105,674	487,919
Beach Energy	76,157	118,473
BHP Billiton	17,576	624,061
Brambles	12,272	106,240
carsales.com	9,347	98,705
Coca-Cola Amatil	7,483	63,817
Commonwealth Bank of Australia	3,839	296,101
Computershare	5,353	64,599
Crown Resorts	20,790	311,105
CSL	11,966	745,523
DUET Group	49,320	109,990
DuluxGroup	22,574	114,601
Echo Entertainment Group	3,802	11,647
Fortescue Metals Group	23,148	103,778
G8 Education	102,781	469,214
Goodman Fielder *	15,652	9,309
GUD Holdings	3,733	25,735
Harvey Norman Holdings	41,878	118,828
Iress	11,306	90,911
JB Hi-Fi	594	10,928
Lend Lease Group	45,700	570,298
Mineral Resources	131,004	1,330,242
Myer Holdings	5,167	10,788
National Australia Bank	8,136	264,173
Newcrest Mining	4,891	48,860
Orica	3,708	74,891
Origin Energy	11,880	156,456
Orora	59,340	79,912
Pacific Brands Limited *	29,197	15,201
Ramsay Health Care	4,029	179,495
Rio Tinto	6,377	387,362
Scentre Group ‡ *	7,319	23,125
Seek	653	9,870

COMMON STOCK — continued
	Shares	Value

AUSTRALIA (continued)
Southern Cross Media Group, Cl Miscellaneous	57,479	$63,802
STW Communications *	46,449	63,397
Suncorp Group	805	10,584
Tatts Group	73,175	240,298
Telstra	153,923	780,559
Ten Network Holdings *	37,896	9,913
TPG Telecom	23,833	121,037
Transurban Group	10,150	72,887
Treasury Wine Estates	2,076	9,513
UGL	1,664	10,681
Village Roadshow	1,351	9,728
Wesfarmers	4,037	163,475
Westfield ‡	5,874	40,831
Westpac Banking	7,460	237,228
Woodside Petroleum	7,687	301,745
Woolworths	18,016	614,063
WorleyParsons	2,850	46,945

		10,808,594

AUSTRIA — 0.2%
ams	5,335	190,239
Andritz	2,357	127,576
BUWOG *	1,109	21,353
Conwert Immobilien Invest	8,493	104,163
Erste Group Bank	2,944	75,597
Immobilien Anlagen	7,359	146,989
OMV	12,800	514,797
Raiffeisen Bank International	2,910	79,913
Schoeller-Bleckmann Oilfield Equipment	1,010	120,124
Telekom Austria	12,256	117,519
Voestalpine	2,972	130,791

		1,629,061

BELGIUM — 0.8%
Anheuser-Busch InBev	31,678	3,419,085
Belgacom	6,648	217,248
Cnfinimmo Real Estate Management Services ‡ *	1	124
Colruyt	338	16,368
Delhaize Group	4,259	277,929
Groupe Bruxelles Lambert	4,211	418,814
Ontex Group *	50,559	1,211,845
Solvay	2,184	352,644

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

BELGIUM (continued)
Telenet Group Holding *	1,606	$85,843
UCB	6,560	601,709

		6,601,609

BRAZIL — 1.3%
Aliansce Shopping Centers	6,800	56,049
AMBEV ADR	74,657	514,387
Arezzo Industria e Comercio	800	10,162
Arteris	1,200	9,314
B2W Cia Digital *	28,470	416,368
Banco Bradesco ADR *	36,835	562,839
Banco do Brasil	42,800	522,749
BB Seguridade Participacoes	18,744	272,475
BR Malls Participacoes	1,100	9,556
BRF	56,395	1,382,066
CCR	61,436	484,989
Centrais Eletricas Brasileiras	10,900	29,979
Cia de Saneamento Basico do Estado de Sao Paulo	4,400	39,176
Cia de Saneamento de Minas Gerais	5,700	93,637
Cia Energetica de Minas Gerais ADR	12,405	101,969
Cia Hering	1,100	10,318
Cia Paranaense de Energia ADR	15,850	246,309
Cielo	21,180	387,985
CPFL Energia	12,700	111,564
CSU Cardsystem	14,100	15,910
EcoRodovias Infraestrutura e Logistica	18,700	111,932
Embraer	11,400	108,686
Equatorial Energia	9,400	104,659
Estacio Participacoes	24,383	302,537
Eternit	8,900	33,697
Even Construtora e Incorporadora	21,000	57,389
Fleury *	8,100	53,304
Gerdau ADR	53,000	311,640
Gol Linhas Aereas Inteligentes ADR	74,524	451,615
Industrias Romi	20,400	34,978
Itau Unibanco Holding ADR	15,907	244,968
JHSF Participacoes	100	164
Kepler Weber	600	12,840
Kroton Educacional	1,929	51,409
Light	1,000	9,406
Linx	7,979	190,968
Localiza Rent a Car	600	9,608
Lojas Renner	3,002	90,639

COMMON STOCK — continued
	Shares	Value

BRAZIL (continued)
Magazine Luiza *	18,200	$71,637
MRV Engenharia e Participacoes	7,800	25,029
Natura Cosmeticos	4,200	65,663
Odontoprev	16,200	66,264
PDG Realty Empreendimentos e Participacoes *	245,399	155,757
Petroleo Brasileiro ADR	6,188	98,637
Qualicorp *	32,039	373,665
Souza Cruz	1,000	9,296
Telefonica Brasil ADR	4,163	83,884
Tim Participacoes	91,100	484,261
Ultrapar Participacoes	10,000	229,421
Vale ADR, Cl B	58,230	835,601
WEG	900	10,873

		9,968,228

CANADA — 3.1%
Agnico Eagle Mines	314	11,675
Agrium	1,176	107,208
Air Canada *	15,566	137,194
Air Canada, Cl A *	6,618	58,086
Alimentation Couche Tard, Cl B	5,413	148,139
Allied Properties, Cl Trust Unit ‡	3,039	97,440
Badger Daylighting	12,933	378,614
Bank of Montreal	1,400	104,350
Bank of Nova Scotia	1,600	108,604
Bankers Petroleum *	257,726	1,456,039
Barrick Gold	14,335	258,999
BCE	1,715	77,669
BlackBerry *	2,777	25,953
Bonterra Energy	2,637	145,932
Brookfield Asset Management, Cl A	2,700	120,446
Brookfield Property Partners (A)	2,589	53,330
Cameco	21,200	427,392
Canadian Energy Services & Technology	14,100	122,721
Canadian Imperial Bank of Commerce	3,500	324,882
Canadian National Railway	5,587	373,491
Canadian Natural Resources	244	10,636
Canadian Pacific Railway	19,331	3,675,789
Canadian Tire, Cl A	6,900	655,479
Canfor *	552	11,689
Canyon Services Group	15,130	217,580
Capital Power	15,941	387,578
Catamaran *	3,034	138,156

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
CCL Industries, Cl B	8,232	$814,933
Celestica *	45,400	487,165
Cenovus Energy	3,333	102,373
CGI Group, Cl A *	4,844	173,751
China Gold International Resources *	9,434	27,687
CI Financial	7,500	242,812
Cogeco Cable	1,155	64,214
Concordia Healthcare	48,599	1,515,445
DeeThree Exploration *	26,959	283,350
Domtar	2,492	89,513
Eldorado Gold	10,651	79,026
Empire, Cl Common Subscription Receipt	623	44,059
Enbridge	3,400	166,671
Fairfax Financial Holdings	200	94,163
Freehold Royalties	2,843	66,932
Goldcorp	3,294	90,208
Gran Tierra Energy *	53,882	357,635
Husky Energy	3,394	103,250
IGM Financial	4,506	212,582
Imperial Oil	8,879	455,615
International Forest Products *	9,339	128,306
Kinross Gold	2,537	10,145
Laurentian Bank of Canada	2,226	105,242
Linamar	7,142	388,819
Lions Gate Entertainment	347	10,688
Loblaw	1,249	61,433
MacDonald Dettwiler & Associates	1,486	111,046
Manulife Financial	10,800	220,685
Mullen Group	5,580	142,833
National Bank of Canada	2,640	118,156
Open Text	818	45,493
Pacific Rubiales Energy	539	10,307
Parex Resources *	19,518	254,369
Parkland Fuel	5,723	108,072
Pason Systems	7,833	199,642
Pembina Pipeline	10,200	427,327
Points International *	14,269	269,970
Potash Corp of Saskatchewan	2,297	81,549
PrairieSky Royalty	8,275	299,019
Quebecor, Cl B	5,400	131,044
Rogers Communications, Cl B	12,022	469,479
Royal Bank of Canada	1,600	118,083
Secure Energy Services	17,259	365,172

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Shaw Communications, Cl B	34,755	$851,702
Silver Wheaton	469	12,250
SNC-Lavalin Group	212	11,199
Sun Life Financial	4,300	163,939
Suncor Energy	2,743	112,628
Thomson Reuters	3,000	113,331
Tim Hortons	3,506	195,855
TransCanada	13,272	665,821
Trinidad Drilling	25,000	241,666
Valeant Pharmaceuticals International *	24,524	2,878,103
Yamana Gold	1,335	11,387

		24,441,215

CHILE — 0.1%
Aguas Andinas, Cl A	13,860	8,771
Banco Santander Chile ADR	3,822	97,194
Besalco	47,205	32,741
CAP	10	135
Cencosud	2,850	8,868
Clinica LAS Condes *	210	15,008
Colbun	46,100	11,887
Corpbanca	12,254,200	144,729
Empresa Nacional de Electricidad	21,040	31,238
Empresas COPEC	9,620	117,810
Enersis	165,810	55,729
ENTEL Chile	7,770	94,390
Latam Airlines Group *	10,420	122,593
SACI Falabella	11,920	94,501
Sociedad Quimica y Minera de Chile ADR	3,744	103,821
Sonda	17,990	41,324
Vina Concha y Toro	58,530	114,598

		1,095,337

CHINA — 2.8%
21Vianet Group ADR *	5,437	151,312
51job ADR *	1,423	107,522
Agricultural Bank of China, Cl H	532,000	257,728
Air China, Cl H	40,000	24,408
Angang Steel, Cl H	150,961	111,795
Anhui Conch Cement, Cl H	56,500	211,384
Anton Oilfield Services Group	138,000	77,526
AviChina Industry & Technology, Cl H	185,837	107,204
Baidu ADR *	11,439	2,471,396
Bank of China, Cl H	1,511,000	722,090

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Bank of Communications, Cl H	355,000	$272,003
BBMG, Cl H	14,500	11,294
China Citic Bank, Cl H	291,000	192,677
China Coal Energy, Cl H	52,000	31,253
China Communications Construction, Cl H	206,000	155,900
China Communications Services, Cl H	792,000	385,987
China Construction Bank, Cl H	1,593,000	1,218,836
China Datang Renewable Power, Cl H	136,000	20,216
China King-Highway Holdings *	43,702	156,599
China Life Insurance, Cl H	44,000	130,674
China Medical System Holdings	201,021	249,783
China Merchants Bank, Cl H	72,500	146,519
China Merchants Holdings International	12,000	40,444
China Mobile	100,000	1,092,665
China National Building Material, Cl H	204,000	203,390
China Oilfield Services, Cl H	101,788	253,383
China Petroleum & Chemical, Cl H	268,000	262,373
China Precious Metal Resources Holdings *	524,000	69,641
China Railway Construction, Cl H	70,500	67,573
China Railway Group, Cl H	177,000	94,660
China Rongsheng Heavy Industries Group Holdings	46,500	9,396
China Shenhua Energy, Cl H	29,500	86,742
China Shineway Pharmaceutical Group	264,000	441,552
China Shipping Container Lines, Cl H *	42,000	12,131
China Shipping Development, Cl H	24,000	15,793
China Southern Airlines, Cl H	152,000	51,594
China Telecom, Cl H	752,000	423,860
China Unicom Hong Kong	379,686	663,274
Chongqing Rural Commercial Bank, Cl H	927,000	458,503
CNOOC	200,000	353,774
Coolpad Group	83,288	19,388
Country Garden Holdings	106,000	53,925
Dongfeng Motor Group, Cl H	12,000	21,309
Dongyue Group	22,000	10,061
ENN Energy Holdings	10,000	70,732
Evergrande Real Estate Group	177,000	76,721
Fosun International *	77,500	98,029
Golden Eagle Retail Group	8,000	10,302
Great Wall Motor, Cl H	12,500	51,425

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Guangdong Electric Power Development, Cl B	17,309	$10,475
Huadian Power International, Cl H	232,000	143,043
Huaneng Power International, Cl H	140,000	155,406
Hunan Nonferrous Metal, Cl H *	64,000	21,966
Industrial & Commercial Bank of China, Cl H	3,311,000	2,258,160
Inner Mongolia Yitai Coal, Cl B	100	147
Intime Retail Group	10,500	9,783
Jiangxi Copper, Cl H	32,000	61,009
Kingsoft	18,000	52,893
New Oriental Education & Technology Group ADR	779	15,230
PetroChina, Cl H	530,000	686,917
PetroChina ADR	943	121,713
Ping An Insurance Group of China, Cl H	18,233	154,926
Shandong Weigao Group Medical Polymer, Cl H	84,000	86,162
Shenzhou International Group Holdings	67,095	211,229
Shimao Property Holdings	5,500	12,646
Sihuan Pharmaceutical Holdings Group	122,000	74,791
Sinopec Shanghai Petrochemical, Cl H	42,000	12,977
Sinotrans, Cl H	250,564	155,182
SouFun Holdings ADR *	5,263	60,367
Stella International Holdings	39,000	108,696
Sun Art Retail Group	60,000	74,864
Sunac China Holdings	191,000	156,379
Tencent Holdings	233,485	3,791,740
Tingyi Cayman Islands Holding	50,000	141,576
Uni-President China Holdings	1,000	821
Vipshop Holdings ADR *	942	193,619
Want Want China Holdings	191,000	260,815
WuXi PharmaTech Cayman ADR *	700	21,567
Yangzijiang Shipbuilding Holdings	1,000	869
Yanzhou Coal Mining, Cl H	64,000	52,306
Yingde Gases Group	73,500	80,221
Zhaojin Mining Industry	86,500	53,923
Zijin Mining Group, Cl H	354,000	91,943

		21,561,107

COLOMBIA — 0.0%
Bancolombia ADR	3,492	217,936

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

CZECH REPUBLIC — 0.1%
AVG Technologies *	14,500	$246,500
CEZ	14,100	399,076

		645,576

DENMARK — 0.4%
AP Moeller - Maersk, Cl B	165	384,668
Carlsberg, Cl B	1,045	99,984
Coloplast, Cl B	6,320	534,373
Danske Bank	11,622	335,767
GN Store Nord	10,260	262,257
Novo Nordisk, Cl B	7,100	326,829
Novozymes, Cl B	2,620	129,557
Pandora	1,924	131,661
TDC	23,457	236,637
Tryg	3,316	334,095

		2,775,828

EGYPT — 0.0%
Commercial International Bank Egypt SAE	33,703	198,181

FINLAND — 0.3%
Fortum	15,044	386,852
Kesko, Cl B	2,659	101,130
Kone, Cl B	11,268	473,793
Metso	3,340	131,021
Neste Oil	2,700	49,893
Nokia	27,795	220,202
Nokian Renkaat	2,398	83,027
Orion, Cl B	2,384	88,385
Outokumpu	2	19
Sampo, Cl A	13,490	670,122
Stora Enso, Cl R	14,793	132,915
Tikkurila	129	3,260
UPM-Kymmene	8,263	134,675

		2,475,294

FRANCE — 2.3%
Accor	2,340	113,320
Air Liquide	4,174	531,158
Airbus Group	6,293	365,120
Alcatel-Lucent *	65,433	229,055
Alten	2,681	129,214
AXA	32,101	737,508
BNP Paribas	3,996	265,148
Capital Gemini	462	33,501
Carrefour	5,089	175,747

COMMON STOCK — continued
	Shares	Value

FRANCE (continued)
Casino Guichard Perrachon	1,325	$159,696
Christian Dior	923	160,768
Cie Generale des Etablissements Michelin	1,028	112,771
Credit Agricole	11,411	154,361
Danone	30,686	2,216,468
Dassault Systemes	6,242	418,873
Electricite de France	7,949	256,783
Essilor International	1,812	177,010
Eurofins Scientific	48	14,312
Eutelsat Communications	291	10,040
GDF Suez	17,889	461,258
Hermes International	3,619	1,250,701
Imerys	1,584	123,682
Ingenico	5,492	555,581
Kering	10,950	2,344,212
Lagardere	3,023	89,994
L’Oreal	1,373	231,844
LVMH Moet Hennessy Louis Vuitton	3,172	545,653
Natixis	26,395	170,560
Numericable Group *	35,223	1,947,924
Orange	17,011	266,380
Orpea	751	49,159
Pernod Ricard	1,820	203,823
Rallye	2,346	117,710
Rubis	643	38,607
Safran	9,338	548,768
Sanofi	7,076	742,914
Societe Generale	1,634	82,030
Sodexo	3,479	345,770
Technip	418	38,613
Teleperformance	9,610	667,689
Total	9,031	582,450
Unibail-Rodamco ‡	372	99,858
Virbac	1	214
Vivendi	21,253	533,412

		18,299,659

GERMANY — 2.7%
Aareal Bank	2,817	119,467
adidas	2,514	199,069
Allianz	5,400	899,023
Aurelius	8,474	298,491
BASF	9,917	1,026,347

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

GERMANY (continued)
Bayer	5,413	$714,008
Bayerische Motoren Werke	13,043	1,553,678
Beiersdorf	478	43,084
Commerzbank *	10,679	153,436
Daimler	31,700	2,615,836
Deutsche Annington Immobilien	13,757	422,031
Deutsche Bank	2,734	93,498
Deutsche Boerse	2,034	147,251
Deutsche Telekom	55,546	901,379
Deutsche Wohnen	7,372	159,509
Dialog Semiconductor *	8,175	248,625
DMG MORI SEIKI	4,196	128,170
Drillisch	10,274	384,616
Duerr	1,543	117,538
E.ON	26,221	495,007
Freenet	24,006	633,433
Fresenius & KGaA	3,148	470,749
Fresenius Medical Care & KGaA	1,085	75,210
GAGFAH *	23,322	408,762
GEA Group	52,960	2,376,325
Gerry Weber International	2,262	102,929
Hochtief	1,701	142,652
Infineon Technologies	116,291	1,281,352
Kabel Deutschland Holding	70	10,001
Krones	3,854	373,456
KUKA	4,684	259,751
KWS Saat	211	74,238
LEG Immobilien	5,464	382,598
Linde	48	9,790
Merk	2,170	191,893
MorphoSys *	4,024	385,028
Nordex *	19,762	359,293
OSRAM Licht *	721	29,123
Rheinmetall	10,100	612,178
RWE	7,539	302,678
SAP	8,670	681,390
Siemens	3,811	470,643
Stada Arzneimittel	11,800	487,291
Suedzucker	1,812	31,742
Wacker Chemie	1,221	141,334
Wirecard	6,120	227,005

		21,240,907

COMMON STOCK — continued
	Shares	Value

GREECE — 0.2%
Alpha Bank AE *	44,405	$35,481
Bavios Maritime Acquisition *	13,000	41,600
Diana Shipping *	2,000	19,500
Ellaktor	11,238	56,924
Folli Follie *	293	12,251
GEK Terna Holding Real Estate Construction	7,794	38,734
Hellenic Exchanges Holdings *	2,333	23,080
Hellenic Petroleum	4,503	35,255
Hellenic Telecommunications Organization	12,382	169,728
Intralot -Integrated Lottery Systems & Services *	13,695	33,784
JUMBO	6,532	97,710
Marfin Investment Group Holdings *	31,181	18,471
Motor Oil Hellas Corinth Refineries	3,684	39,663
OPAP	3,246	52,898
Piraeus Bank *	28,150	59,143
Public Power	10,099	147,416
StealthGas *	29,312	313,638
Titan Cement	4,573	140,198

		1,335,474

HONG KONG — 2.3%
AIA Group	631,416	3,382,748
Alibaba Pictures Group *	100,000	20,615
APT Satellite Holdings	324,000	477,619
Beijing Enterprises Holdings	1,500	13,062
Beijing Enterprises Water Group *	162,195	105,415
Beijing Jingneng Clean Energy, Cl H	26,000	10,976
Belle International Holdings	49,000	60,693
Brilliance China Automotive Holdings	6,000	11,275
Cafe de Coral Holdings *	16,000	57,016
Cheung Kong Holdings	9,000	173,876
China Agri-Industries Holdings	24,000	10,474
China Everbright International	7,000	9,345
China Foods	2,000	762
China Gas Holdings	92,000	177,489
China Mengniu Dairy	65,000	314,668
China Minsheng Banking, Cl H	11,400	11,776
China Modern Dairy Holdings *	31,000	14,348
China Ocean Resources	15,390	17,802
China Oil & Gas Group	60,000	10,689
China Overseas Land & Investment	36,000	109,469

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
China Power New Energy Development *	160,000	$9,788
China Resources Cement Holdings	14,000	10,110
China Resources Gas Group	8,000	25,163
China Resources Power Holdings	70,000	195,546
China State Construction International Holdings	4,000	7,044
CIMC Enric Holdings	26,000	30,958
CITIC Pacific	52,000	103,702
CLP Holdings	35,500	295,312
Galaxy Entertainment Group	194,297	1,633,972
Genesis Energy Holdings *	335,000	10,625
Global Brands Group Holding *	76,000	19,907
Guangzhou Automobile Group, Cl H	10,000	11,227
Haier Electronics Group	7,000	19,989
Hang Seng Bank	21,700	367,611
HKT Trust	50,000	59,053
Honbridge Holdings *	60,000	11,458
Hong Kong & China Gas	232,980	508,724
Hong Kong Exchanges and Clearing	18,705	419,006
Hongkong Land Holdings	8,000	54,681
Hopewell Holdings	60,000	208,398
Hopewell Hong Kong Properties *	1,240	—
Huabao International Holdings	983,000	713,801
Hutchison Whampoa	25,000	339,136
Hysan Development	19,000	90,949
Jardine Matheson Holdings	800	47,751
Jardine Strategic Holdings	500	17,871
Johnson Electric Holdings *	125	482
Kunlun Energy	18,000	30,572
Lenovo Group	284,000	387,401
Li & Fung	76,000	101,241
MGM China Holdings	41,290	150,983
MMG	48,000	19,060
MTR	53,500	210,177
Newocean Energy Holdings	36,000	24,561
Nexteer Automotive Group	95,000	67,707
Noble Group	117,000	132,448
Orient Overseas International	1,500	7,981
PAX Global Technology *	156,568	120,016
PCCW	174,000	107,094
Power Assets Holdings	44,500	397,484
Sands China	206,800	1,518,262
Shanghai Industrial Holdings	3,000	9,985

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
Shangri-La Asia	6,000	$9,464
Shenzhen International Holdings	8,500	10,484
Shougang Fushan Resources Group	40,000	10,443
Sino Biopharmaceutical	140,000	119,993
Skyworth Digital Holdings	22,000	10,859
SmarTone Telecommunications Holdings	28,500	41,408
Sun Hung Kai Properties	8,000	121,434
Superb Summit International Group *	75,000	9,301
Techtronic Industries	40,500	121,390
Tianneng Power International	520,000	199,414
Tonly Electronics Holdings	800	628
Towngas China	83,000	95,567
West China Cement	406,000	49,821
Wharf Holdings	13,000	103,610
Wing Hang Bank	10,000	157,160
Wynn Macau	790,869	3,370,218

		17,918,547

INDIA — 0.9%
Bharti Infratel	36,275	153,293
GAIL India GDR	12,900	547,089
Glenmark Pharmaceuticals	18,749	203,481
HDFC Bank ADR	9,568	453,523
ICICI Bank ADR	43,248	2,163,265
Infosys ADR	7,590	416,084
ITC	35,885	210,113
Maruti Suzuki India	7,456	309,355
SKS Microfinance *	50,546	235,550
State Bank of India GDR	1,037	82,726
Tata Motors ADR	45,273	1,780,134
Tech Mahindra	7,763	274,752
Titan	15,183	85,010
Ultratech Cement	5,487	218,414
Wipro ADR	12,336	142,481

		7,275,270

INDONESIA — 0.6%
Adaro Energy	850,500	85,566
Agung Podomoro Land	2,798,300	79,728
Astra Agro Lestari	10,500	24,095
Astra Graphia	307,200	60,446
Astra International	808,450	533,856
Bank Central Asia	290,000	290,216
Bank Mandiri Persero	450,200	391,744

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

INDONESIA (continued)
Bank Negara Indonesia Persero	297,500	$128,862
Bank Rakyat Indonesia Persero	572,104	548,746
Elnusa	2,558,200	147,100
Energi Mega Persada *	14,621,400	113,341
Global Mediacom	145,000	23,827
Gudang Garam	17,000	78,609
Indocement Tunggal Prakarsa	25,500	55,205
Jasa Marga Persero	88,500	48,278
Matahari Department Store	484,903	603,287
Matahari Putra Prima	122,449	30,899
Medco Energi Internasional	99,300	29,682
Pakuwon Jati	2,905,500	104,024
Perusahaan Gas Negara Persero	20,500	10,319
Petrosea *	248,000	27,030
Tambang Batubara Bukit Asam Persero	25,500	25,237
Telekomunikasi Indonesia Persero	2,366,467	537,602
Tower Bersama Infrastructure	128,500	91,403
Unilever Indonesia	2,500	6,541
United Tractors	113,200	222,007

		4,297,650

IRELAND — 0.7%
Accenture PLC, Cl A	8,815	698,853
Actavis *	1,894	405,808
Bank of Ireland *	170,665	59,968
C&C Group PLC	940	5,342
CRH PLC	8,173	190,762
FleetMatics Group *	399	12,605
Fly Leasing ADR	81,301	1,214,637
Grafton Group	13,959	135,281
Greencore Group	66,050	294,616
Icon PLC *	2,894	149,909
Kerry Group, Cl A	6,378	473,701
Kingspan Group	7,848	133,555
Pentair	5,760	369,043
Perrigo	311	46,790
Prothena PLC *	7,203	125,044
Seagate Technology	11,700	685,620
Trinity Biotech PLC ADR	13,358	310,306
Weatherford International *	19,000	425,030

		5,736,870

ISRAEL — 0.5%
Attunity *	20,000	143,000
Bank Hapoalim	56,010	326,720

COMMON STOCK — continued
	Shares	Value

ISRAEL (continued)
Bank Leumi Le-Israel *	64,680	$253,978
Delek Group	540	211,880
Elbit Systems	4,350	272,592
Mizrahi Tefahot Bank	11,110	140,486
Paz Oil	1	161
Stratasys *	22,620	2,274,215
Teva Pharmaceutical Industries ADR	517	27,659
The Israel Corporation *	1	589
Tower Semiconductor *	27,200	274,992

		3,926,272

ITALY — 1.1%
Anima Holding *	44,461	263,485
Assicurazioni Generali	11,532	240,706
Atlantia	9,001	238,222
Brembo	11,353	417,142
CNH Industrial	256,675	2,369,084
De’ Longhi	5,901	125,285
Ei Towers *	938	50,498
Enel	17,053	97,082
Eni	28,735	731,187
ERG	4,679	69,420
Exor	3,879	148,496
Finmeccanica	4,519	41,633
Intesa Sanpaolo	66,399	197,180
Luxottica Group ADR	24,980	1,371,402
Mediobanca	21,555	189,987
Pfeiffer Vacuum Technology	714	70,891
Pirelli & C.	16,341	243,696
Prysmian	3,775	80,272
Recordati	7,850	129,569
Snam	69,564	410,071
Sorin *	15,940	43,770
Telecom Italia	449,672	518,152
Terna Rete Elettrica Nazionale	74,168	390,063
UniCredit	13,018	101,555
Unione di Banche Italiane SCpA	14,386	118,438

		8,657,286

JAPAN — 4.6%
Aeon	9,200	103,299
Aica Kogyo	3,700	79,762
Air Water	8,000	127,944
Aisin Seiki	100	3,884
Alfresa Holdings	1,500	89,550

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Amada	8,000	$77,704
ANA Holdings	28,000	69,273
Asahi Group Holdings	2,000	60,317
Astellas Pharma	11,000	149,167
Bank of Kyoto	2,000	18,167
Bank of Yokohama	14,000	79,662
Bridgestone	2,900	104,662
Brother Industries	5,900	105,559
Calbee	21,668	643,479
Canon	65,400	2,139,578
Central Japan Railway	700	99,415
Chubu Electric Power	17,300	201,106
Chugai Pharmaceutical	5,300	176,399
Citizen Holdings	2,800	22,262
Cocokara fine	100	2,735
Cosmo Oil	7,000	14,032
Credit Saison	600	11,806
Dai Nippon Printing	8,000	82,067
Daicel	12,000	121,109
Daihatsu Motor	1,000	17,750
Daikin Industries	200	13,736
Daiwa Securities Group	282,000	2,367,669
East Japan Railway	1,500	120,161
Electric Power Development	3,000	96,652
Fancl	7,300	89,403
Fast Retailing	100	33,015
FP	2,000	67,864
Frontier Real Estate Investment ‡	9	49,494
Fuji Electric	37,773	194,766
FUJIFILM Holdings	8,500	242,640
Fujitsu	2,000	15,331
Hamamatsu Photonics	2,600	122,217
Hirose Electric	800	112,435
Hiroshima Bank	22,000	106,757
Hitachi	16,000	124,013
Hitachi Chemical	4,100	72,119
Hitachi Construction Machinery	100	2,041
Hitachi Koki	5,800	49,018
Hokkoku Bank	1,000	3,364
Hokuetsu Kishu Paper	22,000	96,952
Honda Motor	4,100	142,725
Hoshizaki Electric	8,528	434,199
House Foods Group	6,400	115,389
Hoya	3,700	119,801

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Idemitsu Kosan	400	$8,176
IHI	24,000	110,988
Isetan Mitsukoshi Holdings	11,200	138,789
Isuzu Motors	11,000	76,347
ITOCHU	11,300	143,880
Itoham Foods	19,000	83,533
Japan Exchange Group	1,500	34,127
Japan Tobacco	9,900	348,159
Joyo Bank	1,000	5,321
JSR	2,800	48,278
JX Holdings	80,300	412,911
Kagoshima Bank	1,000	6,579
Kajima	76,289	354,749
Kamigumi	7,000	66,949
Kanamoto	6,800	284,254
Kaneka	12,000	72,168
Kansai Electric Power	24,200	221,047
Kansai Paint	8,000	134,061
Kao	3,200	131,598
Kawasaki Heavy Industries	17,000	66,132
KDDI	14,000	804,761
Keio	15,000	119,642
Kewpie	7,000	125,965
Keyence	500	217,822
Kikkoman	6,000	131,406
Kintetsu	3,000	10,924
Kirin Holdings	7,000	98,121
Kissei Pharmaceutical	1,900	45,205
Kobayashi Pharmaceutical	1,900	117,783
Koito Manufacturing	3,000	82,202
Komatsu	11,200	248,386
Kose	11,000	457,542
Koyo Seiko	6,000	103,879
Kubota	7,000	92,157
Kuraray	8,600	112,647
Kyowa Hakko Kirin	7,000	96,170
Kyushu Electric Power	13,400	148,786
Leopalace21 *	100	445
M3	16,500	266,309
Mabuchi Motor	3,523	277,849
Makita	1,300	76,891
Marubeni	17,000	119,476
Mazda Motor	2,200	52,860
Medipal Holdings	3,300	41,589

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Minebea	32,773	$389,909
Miraca Holdings	2,200	101,816
Mitsubishi	9,600	202,290
Mitsubishi Chemical Holdings	8,500	37,201
Mitsubishi Electric	9,000	118,814
Mitsubishi Estate	6,000	146,719
Mitsubishi Heavy Industries	2,000	13,037
Mitsubishi Logistics	3,000	45,485
Mitsubishi Materials	16,000	58,164
Mitsubishi Motors	1,000	11,393
Mitsubishi Tanabe Pharma	6,100	88,606
Mitsubishi UFJ Financial Group	41,700	245,918
Mitsui	9,600	153,959
Mitsui Chemicals	4,000	10,783
Mitsui Fudosan	82,920	2,738,335
Mitsui OSK Lines	15,000	55,578
Miura	2,700	97,073
Mizuho Financial Group	294,900	572,540
MonotaRO	1,000	26,647
Murata Manufacturing	22,360	2,131,474
NGK Spark Plug	4,000	119,590
NH Foods	6,000	122,824
NHK Spring	100	979
Nifco	9,772	321,288
Nihon M&A Center	9,168	256,764
Nintendo	100	11,109
Nippon Telegraph & Telephone	8,400	557,796
Nippon Yusen	29,000	83,092
Nishimatsu Construction	46,833	220,531
Nissan Motor	5,100	50,033
Nisshin Seifun Group	9,000	105,101
Nissin Foods Holdings	4,400	241,763
Nitori Holdings	2,100	117,959
Nitto Denko	1,800	80,328
NOF	23,000	160,358
NOK	4,400	89,845
Noritz	3,800	74,665
NS Solutions	5,300	152,992
NSK	8,000	112,546
NTT DOCOMO	26,700	468,215
Obara Group	5,444	241,200
Odakyu Electric Railway	12,000	117,555
Oji Holdings	2,000	8,050
Omron	100	4,435

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Ono Pharmaceutical	1,000	$84,589
Onward Kashiyama *	8,000	57,036
Oracle Japan	1,900	80,502
ORIX	4,800	77,574
Osaka Gas	21,000	87,345
Otsuka Holdings	300	9,553
Pigeon	7,199	413,547
Plenus	6,300	146,906
Rakuten	10,700	140,523
Rohm	1,500	84,563
Santen Pharmaceutical	2,000	117,902
Seven Bank	19,500	78,254
Sharp	7,000	21,803
Shimamura	500	49,584
Shin-Etsu Chemical	1,900	120,514
Shionogi	1,800	38,860
Shiseido	5,500	108,399
Showa Shell Sekiyu	8,600	96,995
SoftBank	21,420	1,539,847
Sony	4,500	82,016
Stanley Electric	500	12,969
Sumitomo	10,200	134,416
Sumitomo Chemical	27,000	102,628
Sumitomo Electric Industries	6,600	96,739
Sumitomo Metal Mining	1,000	16,659
Sumitomo Mitsui Financial Group	4,800	195,670
Sumitomo Mitsui Trust Holdings	19,000	82,682
Sumitomo Osaka Cement	33,000	118,630
Sumitomo Realty & Development	1,000	41,288
Sundrug	400	17,958
Suruga Bank	1,000	19,499
Suzuken	1,200	38,260
Sysmex	1,100	42,703
Tadano	25,313	439,766
Taiheiyo Cement	2,000	7,744
Taisho Pharmaceutical Holdings	800	56,951
Taiyo Nippon Sanso	15,000	131,536
Takashimaya	10,000	91,967
Takeda Pharmaceutical	5,900	269,114
Terumo	100	2,267
THK	1,600	38,504
Toho Gas	19,000	104,987
Tokyo Electric Power	100	390
Tokyo Electron	2,500	163,309

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Tokyo Gas	31,000	$177,094
Tokyo Tatemono	1,000	8,541
Tokyu Fudosan Holdings	1,900	14,411
TonenGeneral Sekiyu	19,000	165,934
Topcon	12,900	294,774
Toray Industries	1,000	6,769
Toshiba	7,000	31,134
TOTO	1,000	12,535
Toyo Suisan Kaisha	2,000	60,664
Toyota Industries	2,300	112,052
Toyota Motor	9,600	566,785
Tsumura	20,100	483,240
Tsuruha Holdings	5,006	287,367
Ulvac *	16,310	324,597
Unicharm	3,600	220,438
USS	6,900	120,540
Wacoal Holdings	9,000	95,073
West Japan Railway	200	9,071
Yakult Honsha	800	42,271
Yamaguchi Financial Group	5,000	51,216
Yamaha	4,300	65,523
Yamaha Motor	2,200	36,445
Yokogawa Electric	100	1,259
Zenkoku Hosho	10,800	274,122

		36,078,874

MALAYSIA — 0.5%
Alliance Financial Group	100	152
Allianz Malaysia	3,000	12,222
AMMB Holdings	116,400	252,111
Asia File *	1,400	3,233
Berjaya Sports Toto	79,302	95,431
Boustead Holdings *	42,700	69,921
Cahya Mata Sarawak	75,900	93,247
CIMB Group Holdings	100	218
DiGi.Com	164,000	291,265
DRB-Hicom	7,800	5,451
Faber Group	56,900	65,339
Genting Malaysia	132,900	182,709
Genting Plantations *	25,000	86,202
George Kent Malaysia *	45,300	25,976
Hong Leong Bank	100	442

COMMON STOCK — continued
	Shares	Value

MALAYSIA (continued)
IOI	104,000	$162,744
IOI Properties Group *	51,999	40,885
Malayan Banking	114,700	353,807
Malaysian Pacific Industries	30,300	57,445
Maxis	45,800	96,742
Mega First	30,900	22,141
OSK Property Holdings *	16,700	12,027
Petronas Chemicals Group	136,400	282,871
Protasco	383,700	218,975
Public Bank	64,600	399,283
Puncak Niaga Holding *	4,200	4,360
SapuraKencana Petroleum	40,800	54,883
Scientex	17,300	30,800
SHL Consolidated	21,700	20,558
Sime Darby	100	297
Sunway	16,800	16,836
Syarikat Takaful Malaysia	6,900	28,066
Tenaga Nasional	107,800	418,386
UMW Holdings	26,900	98,308
VS Industry *	24,000	14,947
WTK Holdings	49,300	21,353

		3,539,633

MEXICO — 1.0%
Alfa, Cl A	216,538	591,303
Alsea *	539,370	1,842,507
America Movil, Ser L	99,830	117,878
America Movil ADR, Ser L	35,402	834,425
Arca Continental	13,200	93,318
Axtel *	253,574	86,315
Banregio Grupo Financiero	36,705	208,235
Bio Pappel *	91,374	180,329
Cemex, Cl Preference *	137,365	172,797
Cemex ADR *	11,489	144,302
El Puerto de Liverpool	8,400	93,512
Empresa ICA Sab de CV *	34,039	60,354
Fibra Uno Administracion ‡	104,374	366,572
Fomento Economico Mexicano ADR	4,667	438,185
Genomma Lab Internacional, Cl B *	19,000	50,806
Gruma, Cl B *	3,277	35,968
Gruma ADR *	1,304	57,220
Grupo Aeromexico *	79,400	132,133
Grupo Aeroportuario del Pacifico *	4,600	57,204
Grupo Aeroportuario del Pacifico, Cl B	33,400	224,780
Grupo Aeroportuario del Pacifico ADR	2,534	170,589

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

MEXICO (continued)
Grupo Financiero Banorte, Cl O	27,400	$182,287
Grupo Financiero Inbursa, Cl O	1,926	5,886
Grupo Financiero Santander Mexico, Cl B	32,400	86,147
Grupo Lala, Cl B	72,800	185,689
Grupo Mexico	62,700	223,102
Grupo Televisa ADR	16,047	571,113
Industrias Bachoco	58,020	257,272
Industrias Bachoco ADR	3,379	179,560
Industrias Penoles	2,875	71,766
Infraestructura Energetica Nova	25,195	142,556
OHL Mexico *	40,798	118,629
Wal-Mart de Mexico	52,856	131,260

		8,113,999

NETHERLANDS — 2.1%
Aalberts Industries	2,609	79,604
Aegon	71,000	575,785
Akzo Nobel	882	63,525
APERAM *	15,534	522,771
Arcadis	1,989	62,167
ArcelorMittal	6,524	99,066
ASML Holding	4,978	469,475
ASML Holding, Cl G	13,345	1,256,565
Fugro	2,440	93,955
Heineken	7,858	551,987
ING Groep *	140,309	1,822,271
InterXion Holding *	94,128	2,560,281
James Hardie Industries	18,672	231,881
Koninklijke Ahold	16,315	284,473
Koninklijke Boskalis Westminster	2,556	136,512
Koninklijke DSM	5,876	405,932
Koninklijke KPN *	117,411	375,439
Koninklijke Philips Electronics	4,441	136,874
Koninklijke Vopak	276	12,776
LyondellBasell Industries, Cl A	2,270	241,187
NXP Semiconductor *	39,090	2,437,262
QIAGEN *	431	10,525
Reed Elsevier	16,403	369,239
Royal Dutch Shell, Cl A	41,423	1,703,148
Royal Dutch Shell, Cl B	16,400	706,216
Unilever	19,768	813,570
Wolters Kluwer	5,236	145,070
Yandex, Cl A *	4,700	142,316
Ziggo	211	9,515

		16,319,387

COMMON STOCK — continued
	Shares	Value

NEW ZEALAND — 0.1%
Argosy Property	45,226	$38,612
Auckland International Airport	30,774	99,490
Contact Energy	9,672	45,419
Fisher & Paykel Healthcare	39,110	157,814
Fletcher Building	42,202	324,829
Genesis Energy *	16,266	25,276
Kiwi Income Property Trust ‡	31,160	31,103
SKY Network Television	19,025	108,689
SKYCITY Entertainment Group	33,207	105,741
Telecom Corp of New Zealand	42,263	101,963
Xero *	4,023	84,720

		1,123,656

NIGERIA — 0.0%
Guaranty Trust Bank	837,261	153,750

NORWAY — 0.5%
Aker Solutions	7,026	103,690
Atea	10,036	117,985
DNB	5,961	105,638
DNO *	136,978	458,801
Fred Olsen Energy	9,700	220,143
Gjensidige Forsikring	8,858	171,345
Norsk Hydro	35,849	212,533
Opera Software	8,050	94,359
Orkla	11,148	100,907
Prosafe	67,000	498,963
Salmar	27,200	532,708
Schibsted	3,618	174,662
Seadrill	2,137	76,777
Statoil	22,778	650,872
Telenor	6,118	140,794
Tomra Systems	6,440	53,527
Yara International	2,319	105,961

		3,819,665

PANAMA — 0.3%
Banco Latinoamericano de Comercio Exterior, Cl E	11,387	338,080
Copa Holdings, Cl A	14,720	2,235,526

		2,573,606

PAPUA NEW GUINEA — 0.0%
Oil Search	14,346	125,476

PERU — 0.0%
Credicorp	864	127,803

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

PHILIPPINES — 0.5%
Alliance Global Group	198,527	$119,242
Ayala Land	98,567	70,141
First Gen *	31,100	15,854
Integrated Micro-Electronics	11,000	1,531
Jollibee Foods	36,197	146,741
Lopez Holdings	1,340,500	161,899
Marcventures Holdings	367,000	42,688
Metropolitan Bank & Trust	1,332,296	2,619,902
Pepsi-Cola Products Philippines *	143,400	15,601
Robinsons Retail Holdings	107,995	162,162
San Miguel	67,980	123,243
Top Frontier Investment Holdings *	13,470	47,222

		3,526,226

POLAND — 0.3%
Asseco Poland	10,123	134,661
Bank Pekao	3,460	183,362
Bank Zachodni *	10	1,134
Get Bank *	19,176	16,902
KGHM Polska Miedz	5,110	209,646
LLP S.A. *	3	7,484
Neuca	490	35,157
Orange Polska	100,294	331,200
Pelion	3,761	86,218
PGE	131,816	876,972
Polski Koncern Naftowy Orlen	346	4,086
Polskie Gornictwo Naftowe i Gazownictwo	149,710	231,761
Powszechny Zaklad Ubezpieczen	1,694	238,175
Tauron Polska Energia	22,263	36,141

		2,392,899

PORTUGAL — 0.1%
Banco Comercial Portugues, Cl R *	296,314	42,319
Banco Espirito Santo *	112,304	30,145
EDP - Energias de Portugal	68,697	321,713
Galp Energia SGPS	5,313	94,301
Jeronimo Martins SGPS	457	5,974
Mota-Engil SGPS	18,681	116,515
NOS SGPS	22,076	131,576
Portucel	27,780	127,439
Portugal Telecom	40,861	88,205
Sonae	98,935	148,674

		1,106,861

COMMON STOCK — continued
	Shares	Value

PUERTO RICO — 0.1%
OFG Bancorp	12,200	$194,712
Triple-S Management, Cl B *	17,900	309,312

		504,024

QATAR — 0.0%
Al Meera Consumer Goods	1,783	88,979

RUSSIA — 0.7%
Gazprom Neft OAO ADR	6,274	117,214
Gazprom OAO ADR	93,380	681,365
Lenta GDR *	9,615	117,784
Lukoil OAO ADR	15,460	862,406
Magnit GDR	3,414	200,192
Mail.ru Group GDR *	980	29,235
MegaFon OAO GDR	546	15,198
MMC Norilsk Nickel ADR	31,280	611,718
OTCPharm *	9,357	3,181
Pharmstandard GDR *	18,507	153,841
Rosneft OAO GDR	28,610	176,530
Rostelecom *	1,701	25,247
RusHydro JSC ADR	5,120	8,725
Sberbank of Russia ADR	12,550	104,112
Severstal GDR	13,900	133,513
Sistema GDR	23,442	578,980
Surgutneftegas OAO ADR	6,520	45,152
Tatneft OAO ADR	22,274	791,703
Uralkali GDR	5,881	112,298
VimpelCom ADR	5,193	43,310
VTB Bank GDR	79,310	173,193
X5 Retail Group GDR *	6,766	129,860

		5,114,757

SINGAPORE — 0.5%
Ascendas Real Estate Investment Trust ‡	92,000	171,659
Ascott Residence Trust ‡	1,000	986
Avago Technologies, Cl A	23,320	1,617,942
CapitaMall Trust ‡	66,000	103,989
DBS Group Holdings	17,000	247,679
Ezion Holdings	6,000	10,275
Ezra Holdings	11,000	10,310
Flextronics International *	28,733	298,536
Genting Singapore	79,000	84,237
Golden Agri-Resources	226,000	96,477
Jardine Cycle & Carriage	4,000	148,639

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

SINGAPORE (continued)
Keppel	32,000	$280,480
Keppel REIT Management ‡	4,960	5,045
M1	55,000	164,796
Oversea-Chinese Banking	33,000	263,370
Sembcorp Industries	1,000	4,379
Sembcorp Marine	1,000	3,310
Singapore Post	96,000	135,025
Singapore Press Holdings	51,000	169,455
Singapore Technologies Engineering	31,000	94,146
Singapore Telecommunications	42,000	136,605
Starhill Global ‡	1,000	660
Wilmar International	36,000	93,991

		4,141,991

SOUTH AFRICA — 0.9%
Anglo American Platinum	3,852	169,108
AngloGold Ashanti	3,140	53,840
Aspen Pharmacare Holdings	6,107	165,051
Assore	10	331
Basil Read Holdings *	5,746	3,587
Coronation Fund Managers	6,758	61,671
FirstRand	128,717	517,497
Gold Fields	2,560	10,091
Group	32,620	675,214
Group ADR	20,700	427,662
Impala Platinum Holdings	2,660	26,359
Liberty Holdings	4,543	54,808
Mediclinic International	21,681	172,531
MMI Holdings	69,084	166,901
Mondi	14,688	258,307
Murray & Roberts Holdings *	159,804	371,886
Naspers, Cl N	3,961	487,112
Netcare	49,850	143,120
Pioneer Foods	1,944	21,284
PPC	6,166	18,475
Remgro	13,860	299,060
RMB Holdings	20,680	107,280
Sanlam	100,047	567,477
Sasol	16,921	976,060
Sibanye Gold	38,211	90,634
Sibanye Gold ADR	4,528	43,197
Standard Bank Group	18,569	249,836
Steinhoff International Holdings	74,264	370,980
Super Group *	17,137	48,003
Telkom SOC	17,083	78,868

		6,636,230

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA — 2.4%
Amorepacific	83	$142,448
AMOREPACIFIC Group	15	12,877
BS Financial Group	610	9,742
Busan City Gas	1,842	77,758
Celltrion	3,758	144,169
Cheil Worldwide *	4,010	83,902
CJ	794	111,948
CJ CheilJedang	430	138,385
CJ O Shopping	28	10,712
Cosmax *	2,888	263,078
CrystalGenomics *	831	13,615
Daelim Industrial	125	11,184
Daesung Holdings	1,980	23,438
Daewon San Up	6,352	79,156
Daewoo International	320	11,521
Daewoo Shipbuilding & Marine Engineering	6,150	145,942
DGB Financial Group	640	10,389
Dong-A ST, Cl A	164	15,757
Dongil Industries	1,050	59,007
Dongwon Development	2,355	61,137
Doosan	597	71,332
E1	143	9,986
Eugene Investment & Securities *	11,117	26,494
Green Cross	866	102,440
GS Holdings	8,010	364,315
Hanwha	1,210	34,295
Hanwha Galleria Timeworld	584	26,278
Hotel Shilla	1,790	190,734
Hyundai Engineering & Construction	445	27,127
Hyundai Glovis	41	10,463
Hyundai Heavy Industries	1	144
Hyundai Home Shopping Network	578	92,991
Hyundai Hysco	1,151	92,131
Hyundai Marine & Fire Insurance	14,000	413,971
Hyundai Merchant Marine	1,410	14,103
Hyundai Mobis	588	175,650
Hyundai Motor Company	4,590	1,086,586
Hyundai Steel	1,577	120,142
Industrial Bank of Korea	740	10,972
INTOPS	1,122	19,966
KB Financial Group	2,000	78,129
KB Financial Group ADR	8,400	328,608
KCC	230	135,394

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Kia Motors	15,925	$934,889
KISCO	520	14,773
Korea Electric Power	14,630	603,724
Korea Kumho Petrochemical *	122	10,635
Korea Zinc	96	38,439
Korean Air *	580	20,097
KT&G	3,821	369,124
Kunsul Chemical Industrial	1,460	65,557
KyungDong City Gas	567	67,213
LG	1,291	86,455
LG Chemical	1,713	479,368
LG Display *	9,940	326,307
LG Display ADR	14,541	236,291
LG Household & Health Care	45	10,880
LG International	490	14,135
LG Uplus	3,970	36,512
Lotte Chemical	183	30,853
Lotte Chilsung Beverage	7	12,620
LS	493	34,731
Macrogen *	251	11,401
Mando	87	10,600
Medy-Tox	85	12,586
Meritz Financial Group	56,920	437,770
Mi Chang Oil Industrial	121	8,409
Mobase	4,311	32,476
NAVER	211	150,664
OCI	374	58,756
Orion	117	106,624
Paradise	50,814	1,641,377
POSCO	1,908	620,015
POSCO ADR	1,434	115,910
Posco ICT	12,756	88,156
RedcapTour	593	13,984
S&T Holdings	5,110	88,306
Sam Young Electronics	1,260	14,726
Samsung *	1,287	91,336
Samsung Card	1,780	82,848
Samsung Electronics	2,126	2,751,500
Samsung Electronics GDR	1,428	915,413
Samsung Fire & Marine Insurance	128	35,084
Samsung Heavy Industries	3,270	87,838
Samsung Life Insurance	992	100,977
Samsung SDI	340	52,354
SeAH Holdings	100	16,237
Sewon Precision Industry *	2,920	84,760

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Shinhan Financial Group	13,785	$680,810
Shinsegae Department Store *	79	17,872
Shinsegae Information and Communication Company	195	15,596
SK Broadband *	12,699	46,756
SK Chemicals	172	10,835
SK Holdings	958	162,262
SK Hynix	19,257	837,864
SK Telecom ADR	26,055	737,617
SKC	320	11,201
S-Oil	2,522	134,798
ViroMed *	204	10,385
YESCO	1,130	44,494
Young Poong	1	1,318
Yuhan *	791	135,526

		18,728,460

SPAIN — 0.6%
Abertis Infraestructuras	14,402	315,654
Amadeus IT Holding, Cl A	5,590	219,970
Banco Bilbao Vizcaya Argentaria	13,275	163,185
Banco Popular Espanol	25,096	153,150
Banco Santander	19,677	197,700
Bankia *	6,467	12,669
CaixaBank	38,410	230,967
Distribuidora Internacional de Alimentacion	1,080	8,952
Enagas	8,971	298,461
Gamesa Tecnologica *	26,431	330,974
Grifols	6,129	276,649
Grupo Catalana Occidente	1,419	49,737
Iberdrola	27,289	203,021
Inditex	16,520	482,597
Red Electrica	4,207	361,504
Repsol	7,138	178,004
Telefonica	49,814	812,091
Zardoya Otis	7,474	114,316

		4,409,601

SWEDEN — 0.9%
Assa Abloy, Cl B	2,217	108,933
Atlas Copco, Cl A	8,044	239,992
Autoliv	1,934	192,452
Axfood	2,345	119,524
Axis Communications	8,609	270,290
BillerudKorsnas	5,868	86,688

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

SWEDEN (continued)
Com Hem Holding *	33,226	$277,678
Elekta, Cl B	15,770	193,235
Hennes & Mauritz, Cl B	11,387	465,517
Hexpol	1,620	136,091
Holmen, Cl B	4,751	160,003
Hufvudstaden, Cl A	7,488	102,630
Husqvarna, Cl B	64,923	512,076
Investment Kinnevik, Cl B	8,321	345,383
Investor, Cl B	8,010	287,952
Lundin Petroleum *	2,683	48,089
Meda, Cl A	11,116	179,226
Millicom International Cellular	875	74,446
Securitas, Cl B	10,349	120,325
Skanska, Cl B	6,356	132,068
SKF, Cl B	4,224	99,569
SSAB, Cl A	12,774	123,315
Svenska Cellulosa SCA, Cl B	8,981	221,167
Swedbank, Cl A	18,300	468,803
Swedish Match	3,694	120,918
Swedish Orphan Biovitrum *	8,624	103,683
Tele2, Cl B	8,423	102,756
Telefonaktiebolaget LM Ericsson, Cl B	51,627	642,853
TeliaSonera	48,088	360,166
Trelleborg, Cl B	10,944	209,595
Wallenstam, Cl B	7,242	119,953

		6,625,376

SWITZERLAND — 3.0%
ABB	17,067	392,505
Burckhardt Compression Holding	264	137,681
Cie Financiere Richemont	7,455	707,422
Credit Suisse Group	77,568	2,104,246
Dufry *	3,514	601,778
EMS-Chemie Holding	499	215,015
Forbo Holding	574	561,209
Geberit	1,180	395,390
Georg Fischer	218	144,061
Givaudan	393	642,788
Helvetia Holding	265	129,126
Kaba Holding	343	165,956
Kuehne + Nagel International	15,963	2,128,792
Kuoni Reisen Holding	304	102,837
Mobimo Holding	450	91,376
Nestle	21,708	1,607,262
Novartis	11,522	1,002,398

COMMON STOCK — continued
	Shares	Value

SWITZERLAND (continued)
Partners Group Holding	1	$251
Roche Holding	18,220	5,287,549
Schindler Holding	2,558	382,288
SGS	226	492,328
Sika	41	159,491
STMicroelectronics	28,489	236,312
Straumann Holding	636	150,073
Swatch Group	436	232,511
Swiss Life Holding	4,257	984,424
Swisscom	429	238,181
Syngenta	1,650	584,520
TE Connectivity	33,400	2,067,126
Temenos Group	6,872	245,655
UBS	67,520	1,160,097
Vontobel Holding	2,109	75,524
Zurich Insurance Group	219	63,622

		23,489,794

TAIWAN — 1.1%
Advanced Semiconductor Engineering ADR	65,982	395,232
Advantech	41,000	318,980
AU Optronics ADR	57,291	253,226
Cathay Financial Holding	139,650	232,377
Cheng Shin Rubber Industry	61,000	153,570
Chicony Electronics	19,095	52,897
China Steel	76,000	65,553
China Steel Chemical	24,000	151,499
ChipMOS TECHNOLOGIES	7,192	169,156
Chunghwa Telecom	214,000	652,824
Compal Electronics	222,000	204,344
Delta Electronics	109,413	743,510
Eclat Textile	47,534	527,185
Far Eastern New Century	48,000	53,636
Far EasTone Telecommunications	5,000	10,372
Formosa Chemicals & Fibre	88,580	215,521
Formosa Plastics	135,200	346,328
Fubon Financial Holding	182,000	285,707
Giant Manufacturing	13,000	106,631
Hiwin Technologies	21,000	225,691
Hon Hai Precision Industry	154,900	530,794
Hon Hai Precision Industry GDR	102,259	700,474
Hota Industrial Manufacturing *	25,000	41,889
Hotai Motor *	1,000	12,952

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

TAIWAN (continued)
Largan Precision	1,000	$76,824
MediaTek	8,000	123,809
Novatek Microelectronics	26,000	131,630
Pou Chen	146,000	163,197
Powertech Technology	73,000	121,794
President Chain Store	22,000	175,011
Quanta Computer	17,000	47,479
Siliconware Precision Industries ADR	22,751	151,294
Standard Foods	2,650	7,532
Taiwan Mobile	18,000	55,089
Taiwan Semiconductor Manufacturing ADR	45,278	905,560
Tatung *	31,000	10,170
Teco Electric and Machinery	92,000	116,621
Uni-President Enterprises	108,000	205,595
United Microelectronics	394,000	181,744

		8,923,697

THAILAND — 0.5%
Advanced Info Service	22,800	146,656
Airports of Thailand	1,800	11,910
Bangchak Petroleum	391,400	347,809
Bangkok Dusit Medical Services	397,500	209,238
Bangkok Dusit Medical Services, Cl F	225,000	118,466
Bangkok Land	486,100	33,608
BEC World	4,800	7,438
Central Pattana	8,200	6,256
Charoen Pokphand Foods	125,000	103,376
CP ALL PLC	141,000	202,151
Delta Electronics Thailand	80,500	154,774
Glow Energy *	49,900	131,228
Home Product Center	12	4
Kasikornbank	48,621	315,165
Krung Thai Bank	186,800	124,089
Krungthai Card	53,500	89,197
Minor International	37,100	37,123
PTT	45,800	453,609
PTT Exploration & Production	18,800	94,715
PTT Global Chemical	4,800	9,781
Siam City Cement	100	1,371
Siam Commercial Bank	23,900	131,555
Thai Beverage	304,000	149,046
Thai Central Chemical	11,600	10,657
Thai Union Frozed Products *	36,800	74,645
Thanachart Capital	641,800	704,719

		3,668,586

COMMON STOCK — continued
	Shares	Value

TURKEY — 0.4%
Adana Cimento Sanayii, Cl A	26,340	$57,469
Akcansa Cimento	18,132	111,870
Baticim Bati Anadolu Cimento Sanayii	4,440	14,794
BIM Birlesik Magazalar	10,471	247,952
Coca-Cola Icecek	6,170	154,784
Enka Insaat ve Sanayi	71,074	185,243
Eregli Demir ve Celik Fabrikalari	192,356	405,588
Ford Otomotiv Sanayi	7,400	101,362
Haci Omer Sabanci Holding	240	1,119
Kiler Gayrimenkul Yatirim Ortakligi ‡ *	51,581	28,097
KOC Holding	46,300	242,945
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret *	8,337	17,485
TAV Havalimanlari Holding	23,048	189,147
Tupras Turkiye Petrol Rafinerileri	5,270	128,790
Turk Hava Yollari *	1	4
Turkcell Iletisim Hizmetleri *	26,002	170,035
Turkiye Halk Bankasi	26,689	200,956
Turkiye Is Bankasi, Cl C	95,081	265,290
Turkiye Sise ve Cam Fabrikalari	—	—
Turkiye Vakiflar Bankasi Tao, Cl D	105,601	248,042

		2,770,972

UNITED ARAB EMIRATES — 0.0%
Emaar Properties PJSC	101,109	267,849

UNITED KINGDOM — 3.7%
Abengoa Yield *	4,412	159,626
Admiral Group PLC	9,284	227,800
Al Noor Hospitals Group	4,141	71,101
AMEC	9,420	180,325
Anglo American	7,718	207,275
Aon PLC	2,595	218,914
ARM Holdings PLC	89,991	1,281,158
Ashtead Group	26,086	391,309
AstraZeneca	25,257	1,844,183
AVEVA Group	984	33,202
Aviva PLC	25,237	213,576
BAE Systems PLC	19,531	140,759
Barclays	133,379	505,600
Barratt Developments PLC	180,534	1,059,104
Betfair Group	8,032	141,571
BG Group	5,943	117,192
BHP Billiton	12,882	439,432

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
BP PLC	53,386	$434,763
British American Tobacco	12,610	738,727
British Sky Broadcasting Group PLC	14,520	214,924
Britvic	41,623	491,860
BTG *	16,819	171,748
Bunzl	15,439	413,819
Burberry Group PLC	23,637	562,056
Cable & Wireless Communications PLC	140,214	110,935
Centrica PLC	51,336	267,485
Cobham PLC	34,964	172,514
Compass Group	12,240	199,446
Croda International	4,965	175,591
Delphi Automotive PLC	21,700	1,449,560
Diageo	92,181	2,768,419
Domino’s Pizza Group PLC *	201,365	1,856,075
Elementis	51,393	233,480
EnQuest *	51,639	117,958
Ensco, Cl A	194	9,826
Filtrona PLC	9,290	120,368
Firstgroup *	4,350	9,248
G4S	2,360	9,987
GlaxoSmithKline PLC	35,109	846,086
Glencore	116,742	705,431
GW Pharmaceuticals PLC *	1,536	129,946
Halma	26,985	255,805
Hikma Pharmaceuticals	6,606	200,172
Howden Joinery Group	34,325	195,992
HSBC Holdings	42,332	453,840
Hunting	7,139	104,498
Imperial Tobacco Group PLC	3,188	138,021
Intertek Group	7,299	315,136
J Sainsbury	24,477	129,015
Jazztel *	32,257	433,424
Johnson Matthey	3,143	156,606
Lloyds Banking Group *	59,706	74,434
Micro Focus International	8,920	127,648
National Grid PLC	54,747	779,777
Pearson	18,481	356,010
Polymetal International	5,277	44,876
Randgold Resources	891	76,722
Reckitt Benckiser Group PLC	2,985	263,509
Rexam	31,501	265,551
Rolls-Royce Holdings PLC	6,813	118,931
RSA Insurance Group	10,202	79,007

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
Sage Group	21,940	$136,271
Shaftesbury PLC ‡	10,627	121,018
Shire PLC	9,004	741,107
Soco International	15,380	111,343
SSE	24,017	589,835
Standard Chartered PLC	7,421	153,895
Stolt-Nielsen	1,998	45,391
Subsea 7	4,377	73,067
Telecity Group PLC	845	11,301
Telecom Plus	1,529	35,882
UBM	906	9,442
Ultra Electronics Holdings	2,889	86,123
United Utilities Group PLC	701	10,507
Verizon Communications	7,900	398,828
Victrex PLC	3,660	98,715
Vodafone Group	462,679	1,540,770
WH Smith	8,647	164,558
Whitbread PLC	3,366	243,751
WM Morrison Supermarkets	410	1,164
Zoopla Property Group * (B)	14,688	62,491

		28,646,812

UNITED STATES — 46.6%
Consumer Discretionary — 5.9%
Aaron’s	4,300	113,434
Advance Auto Parts	3,967	480,443
Amazon.com *	5,007	1,567,141
AMC Networks, Cl A *	164	9,819
Amcon Distributing	602	48,148
American Axle & Manufacturing Holdings *	12,224	224,799
Arctic Cat	2,100	74,760
Ark Restaurants	500	10,655
AutoZone *	1,126	582,176
Ballantyne Strong *	12,100	46,827
BorgWarner	8,054	501,362
CarMax *	3,183	155,362
Carmike Cinemas *	10,070	316,601
Carriage Services, Cl A	15,722	253,596
Cato, Cl A	4,100	126,526
Cavco Industries *	2,100	149,919
Charter Communications, Cl A *	321	49,601
Cinemark Holdings	327	10,726
Comcast, Cl A	13,269	712,943
Conn’s *	2,300	92,000

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Cooper Tire & Rubber	27,600	$797,364
Cracker Barrel Old Country Store	1,490	144,470
CSS Industries	3,900	96,291
Culp	5,600	101,472
Dana Holding	13,470	301,459
Deckers Outdoor *	4,902	433,876
Delta Apparel *	174	2,241
DeVry Education Group	14,400	575,568
DIRECTV *	12,298	1,058,243
Discovery Communications, Cl A *	521	44,394
DISH Network, Cl A *	1,162	71,881
Dixie Group *	18,454	154,829
Dollar General *	7,800	430,794
Dollar Tree *	5,389	293,539
Entercom Communications, Cl A *	8,700	82,215
Entravision Communications, Cl A	45,934	256,771
Eros International *	6,700	98,289
EW Scripps, Cl A *	9,806	212,594
Finish Line, Cl A	9,100	239,239
Flexsteel Industries	3,000	90,780
Ford Motor	8,000	136,160
FTD *	2,900	95,526
Gannett	16,000	523,520
Gap	13,050	523,436
General Motors	29,440	995,661
Genuine Parts	5,695	471,660
Guess?	4,594	119,490
Harley-Davidson	3,900	241,098
Harte-Hanks	19,100	125,296
Hasbro	9,405	469,874
Helen of Troy *	500	26,815
hhgregg *	7,500	53,325
Hibbett Sports *	2,100	104,811
Home Depot	4,612	372,880
Installed Building Products *	4,100	45,428
Interpublic Group of Companies	31,800	626,778
Interval Leisure Group	6,175	130,787
Journal Communications, Cl A *	12,100	131,648
K12 *	600	13,986
Kirkland’s *	10,148	190,884
Kohl’s	9,700	519,338
La-Z-Boy, Cl Z	1,200	25,248
Lear	4,100	386,097

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
LGI Homes *	11,100	$201,909
Libbey *	4,700	122,388
Liberty Global *	5,708	228,263
Liberty Global, Cl A *	5,870	244,192
Liberty Interactive, Cl A *	37,650	1,056,082
Liberty Tax *	4,300	150,973
Lifetime Brands	11,500	195,500
LKQ *	10,991	287,469
Lowe’s	1,858	88,905
Macy’s	8,900	514,331
Marcus	3,300	58,311
MarineMax *	1,500	25,005
Marriott Vacations Worldwide *	4,000	230,200
Mattel	19,800	701,415
McClatchy, Cl A *	39,300	189,819
McDonald’s	10,074	952,598
Meredith	2,873	131,928
Meritage Homes *	2,634	100,882
Mohawk Industries *	4,500	561,465
Monarch Casino & Resort *	4,900	61,152
Monro Muffler Brake	2,014	102,291
Motorcar Parts & Accesories *	17,996	400,591
Movado Group	700	28,651
Murphy USA *	1,652	81,642
Nautilus *	41,585	414,186
New York Times, Cl A	45,000	562,050
Newell Rubbermaid	14,550	472,584
NIKE, Cl B	462	35,634
O’Reilly Automotive *	4,013	601,950
Outerwall *	4,400	242,088
Papa John’s International	6,000	250,140
Penske Automotive Group	6,000	278,700
Perry Ellis International *	4,400	80,960
PetMed Express	8,500	116,450
Pier 1 Imports	10,800	162,648
Priceline Group *	2,149	2,670,025
PVH	6,100	672,098
Restoration Hardware Holdings *	2,300	188,117
RG Barry	5,500	103,895
Rick’s Cabaret International *	9,400	104,152
Rocky Brands	12,300	185,484
Ross Stores	1,960	126,224
Samsonite International	40,849	126,588

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Scholastic	16,000	$566,720
Scientific Games, Cl A *	25,772	220,093
Shiloh Industries *	4,900	83,300
Skechers U.S.A., Cl A *	2,000	104,340
Smith & Wesson Holding *	11,700	144,495
Standard Motor Products	4,400	158,620
Staples	81,000	938,790
Starbucks	45,380	3,525,118
Starwood Hotels & Resorts Worldwide	22,287	1,712,533
Stein Mart	3,200	41,536
Steven Madden *	7,865	250,501
Stoneridge *	23,100	253,407
Strattec Security	4,269	268,221
Strayer Education *	2,700	139,914
Summer Infant *	39,800	165,568
TAL Education Group ADR *	5,217	153,641
Target	179	10,666
Tenneco *	3,800	242,060
Tesla Motors *	135	30,145
Time *	20,966	505,281
Time Warner	2,933	243,498
Time Warner Cable	1,428	207,203
TJX	12,810	682,645
Tower International *	8,532	268,758
TRW Automotive Holdings *	7,400	756,946
Twenty-First Century Fox, Cl A	7,071	224,009
Unifi *	400	11,456
Viacom, Cl B	2,113	174,682
Vitamin Shoppe *	400	17,060
VOXX International, Cl A *	12,500	123,875
Walt Disney	23,064	1,980,736
Yum! Brands	5,857	406,476
ZAGG *	7,600	38,836
Zumiez *	3,400	94,690

		46,198,647

Consumer Staples — 2.2%
Altria Group	10,496	426,138
Brown-Forman, Cl B	6,700	580,555
Bunge	7,000	551,880
Cal-Maine Foods	2,600	185,120
Casey’s General Stores	1,010	66,832
Chiquita Brands International *	7,000	67,130
Church & Dwight	6,898	442,714

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples (continued)
Clorox	1,200	$104,244
Coca-Cola	28,923	1,136,384
Colgate-Palmolive	3,980	252,332
ConAgra Foods	317	9,551
Costco Wholesale	4,462	524,464
CVS Caremark	6,337	483,893
Darling Ingredients *	9,853	184,448
General Mills	298	14,945
Hain Celestial Group *	1,172	100,206
Hormel Foods	9,744	441,013
IGI Laboratories *	48,900	257,703
Ingles Markets, Cl A	8,600	210,872
Ingredion	7,700	566,951
Inventure Foods *	19,010	229,071
J&J Snack Foods	1,300	117,117
John B Sanfilippo & Son	16,312	431,452
Keurig Green Mountain	5,400	644,112
Kimberly-Clark	865	89,848
Kroger	19,800	969,804
Lorillard	167	10,100
McCormick	5,833	383,695
Mead Johnson Nutrition, Cl A	1,564	143,012
Molson Coors Brewing, Cl B	4,300	290,379
Mondelez International, Cl A	6,400	230,400
Nature’s Sunshine Products	7,532	116,294
Omega Protein *	25,300	354,706
Orchids Paper Products	7,398	195,307
PepsiCo	9,468	834,131
Pilgrim’s Pride *	15,265	426,809
Post Holdings *	2,528	113,558
Procter & Gamble	19,710	1,523,977
Rite Aid *	13,318	89,097
Roundy’s	27,200	131,376
Sanderson Farms	3,500	318,815
Seneca Foods, Cl A *	3,200	91,584
SpartanNash	8,100	169,776
SUPERVALU *	5,742	52,654
Sysco	8,400	299,796
TreeHouse Foods *	2,892	212,562
Universal	1,912	99,290
Village Super Market, Cl A	1,000	23,520
Walgreen	13,800	949,026
Wal-Mart Stores	16,422	1,208,331

		17,356,974

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy — 3.9%
Abraxas Petroleum *	77,500	$395,250
Adams Resources & Energy	3,600	235,224
Antero Resources *	14,495	837,231
Apache	1,027	105,432
Approach Resources *	5,911	124,367
Baker Hughes	143	9,834
Basic Energy Services *	2,000	47,980
Bonanza Creek Energy *	590	33,075
Broadwind Energy *	12,200	105,835
Carrizo Oil & Gas *	6,067	372,574
Chevron	16,998	2,196,822
Comstock Resources	21,456	507,649
ConocoPhillips	4,726	389,895
Contango Oil & Gas *	2,275	91,523
Continental Resources *	13,577	1,992,832
Delek US Holdings	1,523	44,502
Dril-Quip *	320	32,246
Emerald Oil *	30,320	222,549
Energy XXI	1,397	27,884
EOG Resources	14,030	1,535,443
Evolution Petroleum	17,211	182,609
Exxon Mobil	27,746	2,745,189
FMC Technologies *	12,400	753,920
Forum Energy Technologies *	3,301	109,890
Gastar Exploration *	40,638	269,024
Goodrich Petroleum *	14,266	274,763
Green Plains	6,100	228,689
Hallador Energy	5,500	77,110
Halliburton	20,843	1,437,959
Hercules Offshore *	26,000	91,780
Hess	5,800	574,084
Kinder Morgan	297	10,686
Kodiak Oil & Gas *	21,948	341,072
Marathon Petroleum	6,500	542,620
McDermott International *	80,000	584,000
Murphy Oil	6,610	410,679
National Oilwell Varco	195	15,803
Occidental Petroleum	8,780	857,894
Oceaneering International	3,450	234,289
Parker Drilling *	20,300	125,454
PDC Energy *	2,497	135,487
PetroQuest Energy *	38,400	246,144
Phillips 66	887	71,945

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
Pioneer Energy Services *	17,000	$250,070
QEP Resources	11,850	391,642
Renewable Energy Group *	1,500	16,800
Resolute Energy *	11,834	90,412
REX American Resources *	3,500	295,225
RigNet *	7,090	394,346
Ring Energy *	9,400	162,620
Rosetta Resources *	4,774	243,808
Sanchez Energy *	4,587	145,500
Schlumberger	54,843	5,944,433
SemGroup, Cl A	1,870	144,140
Spectra Energy	11,937	488,462
Stone Energy *	2,071	78,802
Tesco	1,900	37,088
TransAtlantic Petroleum *	6,700	69,948
US Energy Wyoming *	3,900	16,029
VAALCO Energy *	25,115	173,294
Valero Energy	7,337	372,720
Vertex Energy *	21,400	175,908
Warren Resources *	54,500	321,005
Western Refining	8,504	348,324
Whiting Petroleum *	5,150	455,723

		30,245,536

Financials — 7.0%
Acadia Realty Trust ‡	10,102	285,179
Access National	6,800	108,800
ACE	900	90,090
Alleghany *	300	124,155
American Capital Agency ‡	8,899	205,745
American Equity Investment Life Holding	11,642	257,754
American Express	1,400	123,200
American International Group	37,410	1,944,572
American National Bankshares	4,100	88,191
American Tower, Cl A ‡	114	10,760
Ameriprise Financial	5,400	645,840
Ameris Bancorp	11,947	260,922
Annaly Capital Management ‡	11,627	129,060
Apollo Commercial Real Estate Finance ‡	9,200	152,444
Apollo Residential Mortgage ‡	5,400	88,020
Argo Group International Holdings	8,035	400,223
Asta Funding *	5,900	49,442

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
AvalonBay Communities ‡	1,039	$153,855
Axis Capital Holdings	2,000	86,300
Bank of America	125,400	1,912,350
Bank of Commerce Holdings	18,600	117,738
Bank of Kentucky Financial	3,800	131,290
Banner	8,078	325,059
Bar Harbor Bankshares	6,027	164,537
BBCN Bancorp	7,873	118,252
Berkshire Hathaway, Cl B *	4,853	608,712
Boston Properties ‡	1,009	120,525
C&F Financial	2,400	82,248
Calamos Asset Management, Cl A	16,500	195,690
Camden Property Trust ‡	1,423	102,968
Capital Bank Financial, Cl A *	5,316	121,098
Capital One Financial	37,630	2,993,090
CBL & Associates Properties ‡	532	9,948
Cedar Realty Trust ‡	37,000	233,100
Chubb	1,400	121,394
Cincinnati Financial	7,900	363,558
Citigroup	55,036	2,691,811
Citizens & Northern	4,200	79,758
City Holding	2,200	91,630
CNO Financial Group	30,670	496,241
Conectone Bancorp *	4,000	76,000
Consumer Portfolio Services *	16,400	119,064
CoreSite Realty ‡	7,528	245,865
Corporate Office Properties Trust ‡	9,778	277,402
Crawford, Cl B	28,300	260,360
Crown Castle International ‡	3,421	253,770
CyrusOne ‡	10,600	263,410
CYS Investments ‡	11,300	100,344
Dime Community Bancshares	6,400	96,768
Discover Financial Services	2,400	146,544
DuPont Fabros Technology ‡	10,800	296,028
Dynex Capital ‡	21,100	175,130
E*TRADE Financial *	18,900	397,278
Eaton Vance	7,300	256,449
EMC Insurance Group	9,800	288,414
Enterprise Financial Services	14,200	247,790
Everest Re Group	1,689	263,332
FBR *	3,300	92,268
Federal Agricultural Mortgage, Cl C	6,100	177,815
Federated National Holding	17,642	355,839

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Fidelity Southern	10,300	$142,655
Fifth Third Bancorp	28,700	587,776
Financial Institutions	7,800	173,160
First Bancorp	4,900	80,409
First Business Financial Services	3,300	143,946
First Commonwealth Financial	21,900	187,464
First Community Bancshares	17,800	261,838
First Defiance Financial	10,500	283,605
First Financial	2,900	88,914
First Financial Northwest	13,500	142,020
First Industrial Realty Trust ‡	18,340	331,037
First Potomac Realty Trust ‡	28,947	381,811
Flushing Financial	5,800	107,764
FNF Group	4,100	111,151
FNFV Group *	1,366	22,348
Forestar Group *	4,300	80,410
Gain Capital Holdings	12,900	82,044
Gaming and Leisure Properties ‡	29,613	997,070
Gladstone Commercial ‡	9,400	164,030
Gladstone Investment	32,600	238,306
Goldman Sachs Group	1,071	185,144
Great Southern Bancorp	6,900	215,142
Hanover Insurance Group	430	24,858
Hartford Financial Services Group	14,900	508,984
Hatteras Financial ‡	5,134	98,316
HCI Group	15,654	624,595
Heartland Financial USA	1,200	28,596
Heritage Commerce	15,463	123,704
Heritage Financial	12,287	195,486
Heritage Oaks Bancorp	17,708	126,435
Horizon Bancorp	7,600	162,032
Horizon Technology Finance	11,300	155,714
Hudson Pacific Properties ‡	16,654	426,342
Iberiabank	5,316	348,783
ICG Group *	26,459	447,686
Imperial Holdings *	11,500	78,430
Independence Holding	12,900	161,379
Intercontinental Exchange	600	115,332
International Bancshares	9,297	235,679
Invesco	11,850	445,915
Investors Real Estate Trust ‡	19,003	161,906
JPMorgan Chase	50,340	2,903,108
Kansas City Life Insurance	1,600	69,872

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
KCG Holdings, Cl A *	13,100	$149,602
KeyCorp	30,150	408,231
Kilroy Realty ‡	5,153	318,662
Lakeland Bancorp	7,035	70,631
Lincoln National	20,211	1,058,854
Loews	1,700	71,621
M&T Bank	3,200	388,800
Manning & Napier, Cl A	9,300	159,495
Medallion Financial	15,700	174,898
Merchants Bancshares	4,600	133,676
MetLife	4,589	241,381
MicroFinancial	14,900	113,836
MidSouth Bancorp	3,600	70,200
MidWestOne Financial Group	5,497	129,180
Monarch Financial Holdings	9,447	111,191
Morgan Stanley BV (C)	2,851	143,711
Mortgage Investment Trust ‡	11,000	201,740
NASDAQ OMX Group	11,400	480,966
National Penn Bancshares	18,434	189,870
National Western Life Insurance, Cl A	500	120,500
Navigators Group *	1,300	79,040
Nelnet, Cl A	10,441	430,483
New York Community Bancorp	16,100	255,668
New York Mortgage Trust ‡	23,900	180,445
NewBridge Bancorp *	33,307	249,469
Northern Trust	8,500	568,565
Northrim BanCorp	3,900	95,550
NorthStar Asset Management Group *	17,789	318,601
OceanFirst Financial	20,346	323,705
Oppenheimer Holdings, Cl A	6,800	155,176
Orrstown Financial Services *	800	12,568
Pacific Continental	7,300	98,112
Pacific Premier Bancorp *	800	11,440
Park Sterling	25,484	174,820
PartnerRe	6,639	692,846
Pebblebrook Hotel Trust ‡	9,993	363,745
Peoples Bancorp	3,100	72,323
Piper Jaffray *	1,900	98,040
Plum Creek Timber ‡	2,000	82,740
Primerica	915	42,163
Provident Financial Holdings	11,200	159,600
QTS Realty Trust *	4,400	119,900
Raymond James Financial	12,200	621,590

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Regional Management *	7,700	$125,202
Regions Financial	76,400	774,696
Republic Bancorp, Cl A	2,600	60,476
Ryman Hospitality Properties ‡	40,831	1,949,680
S&T Bancorp	6,200	150,846
Sabra Health Care ‡	11,236	311,237
Saul Centers ‡	1,800	85,806
Signature Bank *	202	23,107
Simon Property Group ‡	246	41,375
Solar Capital	5	99
Southside Bancshares	6,720	196,963
Southwest Bancorp	14,400	222,048
Starwood Property Trust ‡	3,313	78,187
Starwood Waypoint Residential Trust ‡ *	662	17,404
State Bank Financial	14,285	235,845
State Street	11,200	788,928
Strategic Hotels & Resorts ‡ *	25,695	293,180
Suffolk Bancorp	3,000	60,750
Summit Hotel Properties ‡	27,700	284,479
Sun Communities ‡	4,002	210,625
SunTrust Banks	21,750	827,588
SVB Financial Group *	2,068	225,453
Synovus Financial	13,481	317,478
Tompkins Financial	3,997	177,787
Torchmark	2,100	110,754
Travelers	1,700	152,252
Tree.com *	9,648	246,217
United Community Banks	18,681	309,171
United Financial Bancorp	9,380	118,938
United Insurance Holdings	8,400	121,968
Universal Insurance Holdings	36,331	438,152
Univest Corp of Pennsylvania	15,300	289,476
Unum Group	16,900	580,177
US Bancorp	1,115	46,863
Washington Prime Group ‡ *	123	2,324
Washington Trust Bancorp	3,000	103,200
Wells Fargo	13,271	675,494
West Bancorporation	10,300	149,968
Wilshire Bancorp	25,761	242,669
Wintrust Financial	6,132	284,096
WR Berkley	2,400	107,064

		54,508,271

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care — 6.3%
Abbott Laboratories	15,700	$661,284
AbbVie	16,107	843,040
Acceleron Pharma *	3,300	97,746
Accuray *	42,373	333,475
AcelRx Pharmaceuticals *	9,103	63,357
Aerie Pharmaceuticals *	4,900	86,877
Aetna	10,600	821,818
Agilent Technologies	7,200	403,848
Agios Pharmaceuticals *	1,300	52,390
Albany Molecular Research *	23,737	451,952
Allergan	4,268	707,890
Ambit Biosciences *	3,400	18,938
Amgen	7,639	973,132
Amicus Therapeutics *	3,700	15,651
Amsurg, Cl A *	1,300	62,088
Anika Therapeutics *	14,639	615,716
Ariad Pharmaceuticals *	8,000	46,080
AtriCure *	11,289	185,930
Baxter International	12,100	903,749
Becton Dickinson & Company	3,847	447,175
BioDelivery Sciences International *	5,700	72,675
Biogen Idec *	7,215	2,412,624
BioSpecifics Technologies *	1,000	26,140
BioTelemetry *	21,466	154,555
Bluebird Bio *	2,900	96,860
Bristol-Myers Squibb	19,939	1,009,312
Capital Senior Living *	11,828	291,442
Cardinal Health	7,500	537,375
Cardiovascular Systems *	10,892	294,084
CareFusion *	22,697	993,902
Cempra *	7,501	69,009
Centene *	3,200	230,688
Cerner *	11,341	626,023
Charles River Laboratories International *	7,800	422,838
Clovis Oncology *	3,800	138,510
CR Bard	3,892	580,803
Cross Country Healthcare *	18,500	133,015
Cubist Pharmaceuticals *	28,262	1,721,156
Cumberland Pharmaceuticals *	7,900	36,656
Cynosure, Cl A *	7,809	177,577
Digirad	12,074	39,844
Durata Therapeutics *	5,600	72,016

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Edwards Lifesciences *	6,693	$604,043
Eli Lilly	12,363	754,885
Emergent Biosolutions *	10,600	233,200
Endocyte *	10,600	70,331
Ensign Group	3,600	118,548
Enzo Biochem *	51,200	245,760
Exactech *	9,100	206,934
Express Scripts Holding *	29,655	2,065,471
Five Prime Therapeutics *	3,500	42,000
Five Star Quality Care *	45,121	206,203
Galectin Therapeutics *	6,100	37,454
Gentiva Health Services *	5,100	92,310
Gilead Sciences *	39,029	3,573,105
Halozyme Therapeutics *	13,900	135,386
HCA Holdings *	188	12,278
Health Net *	4,600	189,474
Henry Schein *	3,280	381,300
Horizon Pharma *	22,331	189,814
Hospira *	25,710	1,426,134
Hyperion Therapeutics *	1,200	27,324
Icad *	23,296	212,460
iKang Healthcare Group ADR *	13,544	254,085
ImmunoGen *	3,800	40,964
InterMune *	600	26,322
Isis Pharmaceuticals *	1,120	34,709
Johnson & Johnson	16,420	1,643,478
Kindred Biosciences *	8,200	124,968
Lannett *	2,000	67,220
LHC Group *	4,400	103,312
MedAssets *	2,800	59,472
Medtronic	32,658	2,016,305
Merck	24,027	1,363,292
Molina Healthcare *	4,500	183,825
Momenta Pharmaceuticals *	4,000	42,560
MWI Veterinary Supply *	371	52,407
Natus Medical *	5,300	152,481
Nektar Therapeutics *	15,847	167,186
NeoGenomics *	24,778	128,350
Novadaq Technologies *	40,087	614,935
Novavax *	20,700	89,631
NPS Pharmaceuticals *	46,490	1,298,930
Orthofix International *	5,700	188,442
Pacira Pharmaceuticals *	11,389	1,047,788

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
PAREXEL International *	6,700	$358,852
PDL BioPharma	36,000	337,680
Pernix Therapeutics Holdings *	28,200	211,782
Pfizer	62,047	1,780,749
PharMerica *	12,400	334,676
PhotoMedex *	17,700	190,983
Portola Pharmaceuticals *	2,500	62,850
Prestige Brands Holdings *	4,900	150,920
Progenics Pharmaceuticals *	44,069	210,650
Providence Service *	6,070	240,433
PTC Therapeutics *	5,100	134,742
Puma Biotechnology *	400	88,688
Quest Diagnostics	9,500	580,450
Receptos *	3,346	138,558
Repligen *	20,532	430,556
Rigel Pharmaceuticals *	6,900	22,563
Rockwell Medical *	16,871	170,397
SciClone Pharmaceuticals *	23,700	114,234
Select Medical Holdings	37,200	578,088
Sorrento Therapeutics *	7,500	40,800
St. Jude Medical	6,800	443,292
STAAR Surgical *	15,414	198,378
Supernus Pharmaceuticals *	12,200	105,652
SurModics *	8,529	161,966
Synageva BioPharma *	1,900	129,979
TESARO *	2,100	60,396
Tetraphase Pharmaceuticals *	7,200	75,600
TG Therapeutics *	5,600	44,296
United Therapeutics *	3,027	275,275
UnitedHealth Group	2,290	185,605
Varian Medical Systems *	8,000	657,200
Vascular Solutions *	11,200	276,304
Veracyte *	4,500	64,350
Waters *	5,272	545,336
XOMA *	13,400	51,992
Zimmer Holdings	6,600	660,462
Zoetis, Cl A	16,400	539,724

		49,108,774

Industrials — 5.4%
3M	1,866	262,901
ACCO Brands *	13,800	91,356
Accuride *	43,090	215,450
Aceto	29,503	494,470

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
AGCO	24,300	$1,183,653
Air Transport Services Group *	24,100	184,847
Alamo Group	1,900	90,307
Alaska Air Group	5,606	246,496
Allegiant Travel, Cl A	630	74,189
AMERCO	1,377	362,371
American Airlines Group	37,100	1,441,335
AMETEK	3,600	175,284
ArcBest	1,266	40,170
Argan	7,400	250,860
Astronics *	6,843	396,894
Avis Budget Group *	4,383	246,281
Barrett Business Services	5,202	296,930
Blount International *	6,700	87,502
Boeing	2,010	242,165
Briggs & Stratton	3,400	62,322
CAI International *	3,600	68,724
Caterpillar	6,500	654,875
CBIZ *	20,801	169,736
Ceco Environmental	15,411	209,281
Celadon Group	8,782	186,530
CH Robinson Worldwide	3,709	250,209
Cintas	2,000	125,200
Columbus McKinnon	5,800	134,850
Commercial Vehicle Group *	20,100	184,116
Con-way	9,500	468,825
Costamare	1,000	23,700
Courier	6,700	87,435
Covenant Transportation Group, Cl A *	25,600	304,384
CRA International *	1,200	28,656
Crane	7,300	500,853
Danaher	1,900	140,372
Deere	9,910	843,440
Delta Air Lines	9,413	352,611
Deluxe	7,071	388,976
Dover	3,650	313,024
Ducommun *	9,000	248,850
Emerson Electric	1,600	101,840
Engility Holdings *	9,200	317,952
Equifax	1,700	129,353
Esterline Technologies *	2,545	276,260
Expeditors International of Washington	7,600	328,168

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
FedEx	17,264	$2,535,736
Generac Holdings *	11,700	507,780
General Dynamics	14,980	1,749,214
General Electric	59,702	1,501,505
GP Strategies *	9,854	268,128
Greenbrier	6,700	431,815
Hawaiian Holdings *	28,300	394,219
Hertz Global Holdings *	18,200	513,604
Honeywell International	2,027	186,139
Huntington Ingalls Industries	1,600	145,472
Hurco	2,363	75,876
Hyster-Yale Materials Handling	2,982	238,858
ITT	6,000	275,820
Kadant	10,101	385,252
Kelly Services, Cl A	6,384	101,761
Kimball International, Cl B	9,100	143,507
Knightsbridge Tankers	10,923	124,522
L-3 Communications Holdings, Cl 3	8,091	849,231
LB Foster, Cl A	4,600	214,590
Leidos Holdings	1,675	61,875
Lockheed Martin	1,600	267,152
LS Starrett, Cl A	1,600	23,904
Lydall *	6,200	156,426
Manitex International *	19,730	272,669
Manpowergroup	4,300	334,927
MSC Industrial Direct, Cl A	4,900	417,921
Mueller Industries	3,401	94,650
MYR Group *	13,503	335,009
New Media Investment Group *	1,200	18,072
Nielsen Holdings	7,900	364,269
NN	12,536	363,544
Norfolk Southern	5,600	569,296
Northrop Grumman	1,600	197,232
NOW *	48	1,545
Owens Corning	26,500	902,325
Pall	5,350	414,465
PAM Transport *	5,400	187,704
Park-Ohio Holdings	18,199	1,080,293
Patrick Industries *	10,531	438,616
Polypore International *	18,000	775,800
Precision Castparts	801	183,269
Quality Distribution *	25,164	335,939
Raytheon	2,622	237,999

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
RBC Bearings	2,094	$116,175
Regal-Beloit	4,167	292,898
Republic Airways Holdings *	14,600	145,124
Rockwell Automation	1,200	133,992
Roper Industries	1,533	220,859
RPX *	6,600	102,960
Safe Bulkers	11,800	86,022
Saia *	15,437	704,699
SL Industries *	3,400	123,012
Sparton *	8,015	221,535
Spirit Airlines *	11,703	765,610
Standex International	1,900	125,305
Steelcase, Cl A	5,400	81,540
Stericycle *	3,817	449,070
Supreme Industries, Cl A *	2,900	19,778
Tennant	1,996	145,608
Tetra Tech	4,817	116,957
Timken	3,551	157,309
Trinity Industries	6,448	281,391
Triumph Group	1,652	104,654
TrueBlue *	4,800	129,552
Tyco International	16,050	692,557
UniFirst	1,261	122,582
Union Pacific	2,684	263,864
United Continental Holdings *	315	14,613
United Parcel Service, Cl B	9,078	881,383
United Technologies	2,964	311,665
Universal Truckload Services	2,200	53,438
Verisk Analytics, Cl A *	7,700	462,308
Veritiv *	4	160
Versar *	14,928	47,471
VSE	500	29,785
Waste Management	7,000	314,230
Watsco	1,068	95,661
Werner Enterprises	20,000	491,600
WESCO International *	2,907	228,170
West	7,600	195,852
Willis Lease Finance *	5,500	125,290
WW Grainger	824	193,764
Xerium Technologies *	20,861	271,193
Xylem	32,750	1,155,747

		42,437,316

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology — 11.1%
Activision Blizzard	8,500	$190,230
Advanced Energy Industries *	9,000	151,380
Akamai Technologies *	11,500	678,730
Alliance Data Systems *	7,210	1,891,111
Alliance Fiber Optic Products	8,798	117,717
Amdocs	13,200	598,488
Amphenol, Cl A	1,500	144,255
Amtech Systems *	20,996	205,341
Analog Devices	5,200	258,076
Anixter International	1,100	94,567
AOL *	9,699	373,897
Apple	95,450	9,122,157
ARRIS Group *	10,202	348,602
Aspen Technology *	2,004	87,054
Atmel *	37,479	307,328
Autobytel *	26,299	288,237
Automatic Data Processing	8,130	661,050
Avnet	2,600	110,058
Bel Fuse, Cl B	16,240	383,914
Benchmark Electronics *	10,500	253,575
Black Box	8,100	167,670
Blucora *	7,700	131,439
Cabot Microelectronics *	1,767	71,016
CalAmp *	11,025	187,535
Cascade Microtech *	27,697	306,329
Cavium *	42,870	1,999,885
Cirrus Logic *	3,900	87,477
Cisco Systems	39,747	1,002,817
Citrix Systems *	16,890	1,143,960
Cognizant Technology Solutions, Cl A *	9,400	461,070
Constant Contact *	2,000	62,260
Conversant *	2,200	51,414
Corning	39,300	772,245
Cree *	11,800	557,314
CUI Global *	25,500	158,355
Daktronics	7,600	84,360
Dice Holdings *	16,300	149,308
Diodes *	2,400	61,200
eBay *	1,226	64,733
Ebix	7,200	90,432
EchoStar, Cl A *	42,622	2,160,935
eGain *	19,350	123,260

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Electro Rent	1,407	$21,457
EMC	4,568	133,842
ePlus *	9,110	498,226
Euronet Worldwide *	7,129	356,735
ExlService Holdings *	1,800	50,490
Fabrinet *	5,300	98,580
Facebook, Cl A *	94,966	6,899,280
FactSet Research Systems	3,300	396,429
Fidelity National Information Services	3,100	174,840
First Solar *	3,000	189,330
Fiserv *	2,600	160,342
FLIR Systems	4,300	143,104
FormFactor *	29,968	202,284
Global Cash Access Holdings *	29,900	250,263
Google, Cl A *	12,726	7,375,353
Google, Cl C *	3,413	1,950,871
GTT Communications *	18,900	192,024
Hackett Group	15,300	91,800
Harris	3,000	204,810
Hewlett-Packard	2,984	106,260
Higher One Holdings *	24,800	103,664
IEC Electronics *	12,200	52,582
iGATE *	3,900	139,152
Information Services Group *	50,081	218,854
Ingram Micro, Cl A *	12,700	364,490
Insight Enterprises *	9,200	241,684
Integrated Silicon Solution	11,200	163,744
Intel	100,721	3,413,435
Internap Network Services *	24,868	179,298
International Business Machines	4,267	817,856
Intuit	4,000	327,880
Itron *	19,000	683,620
j2 Global	1,200	58,704
Jabil Circuit	32,800	654,688
Juniper Networks	38,500	906,290
Key Tronic *	9,900	104,940
Knowles *	4,190	121,845
Kulicke & Soffa Industries *	18,400	250,608
Lattice Semiconductor *	6,300	43,092
Lexmark International, Cl A	8,000	384,240
LinkedIn, Cl A *	8,270	1,493,893
LogMeIn *	3,300	134,343
MasterCard, Cl A	2,560	189,824

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Mavenir Systems *	12,452	$140,583
MaxLinear, Cl A *	28,448	269,687
Methode Electronics	3,925	125,521
Microchip Technology	5,675	255,488
Micron Technology *	51,889	1,585,209
Microsemi *	4,961	118,965
Microsoft	43,689	1,885,617
MoneyGram International *	18,400	265,880
Motorola Solutions	6,128	390,231
NCR *	5,138	159,021
NetScout Systems *	4,088	173,862
Newport *	3,900	67,509
Nuance Communications *	56,050	1,018,989
NVIDIA	28,000	490,000
OmniVision Technologies *	12,000	268,800
Oracle	83,715	3,381,249
Park City Group *	21,894	230,106
Paychex	13,831	567,209
PC Connection	12,900	263,547
PCM *	11,779	116,612
PDF Solutions *	15,105	289,412
Pegasystems	3,600	76,932
Photronics *	22,900	182,513
Pixelworks *	31,430	247,354
Plexus *	2,400	94,392
Polycom *	1,300	16,666
Progress Software *	7,871	182,450
PTC *	14,400	517,824
Qihoo 360 Technology ADR *	1,266	115,396
QUALCOMM	8,221	605,888
Rovi *	12,964	302,969
Saba Software *	23,107	281,905
Salesforce.com *	70,174	3,806,939
Sanmina *	9,100	211,939
ScanSource *	2,000	71,620
Science Applications International	1,457	60,859
ServiceNow *	38,070	2,238,516
ShoreTel *	29,483	182,205
Skyworks Solutions	9,037	458,718
Speed Commerce *	60,782	189,032
SS&C Technologies Holdings *	1,100	47,641
SunEdison *	3,503	70,060
Super Micro Computer *	3,600	94,212

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Sykes Enterprises *	1,700	$35,190
Synaptics *	692	49,983
SYNNEX *	3,886	250,647
Take-Two Interactive Software *	13,100	293,178
TechTarget *	26,600	202,160
TeleCommunication Systems, Cl A *	16,900	53,235
TeleTech Holdings *	3,283	90,381
Teradata *	17,000	716,720
Tessco Technologies	2,200	67,100
TiVo *	25,506	343,311
Total System Services	3,900	124,800
Ultimate Software Group *	1	135
Ultra Clean Holdings *	14,300	123,981
Unisys *	30,900	657,861
United Online	14,285	152,992
VASCO Data Security International *	9,914	134,533
Verint Systems *	10,948	513,899
VeriSign *	3,380	182,689
Visa, Cl A	8,685	1,832,622
Vishay Intertechnology	12,500	184,125
Wayside Technology Group	5,374	93,884
Web.com Group *	8,400	223,020
Workday, Cl A *	17,770	1,489,837
Yahoo! *	2,988	107,000

		86,748,637

Materials — 2.2%
Air Products & Chemicals	4,118	543,370
Airgas	4,825	515,889
Alcoa	25,000	409,750
Ashland	1,295	135,522
Axiall	12,250	524,667
Balchem	1,061	53,050
Ball	2,000	122,520
Berry Plastics Group *	8,000	194,320
Boise Cascade *	3,500	98,525
Cabot	2,730	143,025
Calgon Carbon *	5,565	117,978
Commercial Metals	600	10,344
Core Molding Technologies *	8,400	111,300
Crown Holdings *	12,750	593,513
Ecolab	2,484	269,589
EI du Pont de Nemours	7,668	493,129
FMC	17,610	1,148,524

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Materials (continued)
Friedman Industries	5,600	$48,832
FutureFuel	3,100	48,856
Graphic Packaging Holding *	33,000	396,000
Handy & Harman *	600	13,500
Hecla Mining	36,364	114,910
Huntsman	45,900	1,195,695
International Flavors & Fragrances	4,173	421,431
International Paper	214	10,165
Kaiser Aluminum	2,674	206,487
KapStone Paper and Packaging *	3,000	89,220
Kraton Performance Polymers *	4,871	100,391
Materion	8,191	264,651
Minerals Technologies	2,336	135,652
Monsanto	20,728	2,344,130
Mosaic	202	9,314
Myers Industries	5,000	92,400
Neenah Paper	7,100	352,302
Newmont Mining	6,243	155,513
Nucor	194	9,743
OMNOVA Solutions *	22,000	177,540
PolyOne	1,000	37,950
PPG Industries	397	78,749
Praxair	4,032	516,660
Sealed Air	7,800	250,536
Sensient Technologies	8,490	445,725
Sherwin-Williams	12,227	2,521,574
Sigma-Aldrich	4,849	486,937
United States Steel	23,800	797,062
US Silica Holdings	700	39,354
Worthington Industries	3,300	126,225

		16,972,519

Telecommunication Services — 1.1%
8x8 *	20,873	168,654
AT&T	70,349	2,503,721
Frontier Communications	15,091	98,846
IDT, Cl B	1,386	21,608
inContact *	36,274	289,829
Inteliquent	30,900	327,849
Intelsat *	12,200	226,188
Iridium Communications *	37,400	305,932
Level 3 Communications *	57,419	2,525,287
NTELOS Holdings	6,700	80,668
Premiere Global Services *	13,300	174,230

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Telecommunication Services (continued)
Shenandoah Telecommunications	1,100	$30,481
Verizon Communications	34,240	1,726,381
Vonage Holdings *	7,000	24,360
Windstream Holdings	10,497	120,296

		8,624,330

Utilities — 1.5%
Alliant Energy	6,514	368,041
Ameren	11,947	459,362
American Electric Power	7,537	391,849
American States Water	1,600	48,880
American Water Works	13,650	652,061
Avista	3,612	112,080
Black Hills	4,904	258,490
Chesapeake Utilities	5,413	352,332
CMS Energy	3,900	112,827
Consolidated Edison	598	33,542
Dominion Resources	9,100	615,524
DTE Energy	7,229	533,645
Duke Energy	10,176	733,995
Edison International	2,000	109,600
El Paso Electric	2,836	104,507
Empire District Electric	4,384	107,452
Entergy	1,757	127,962
Exelon	3,585	111,422
FirstEnergy	318	9,925
Gas Natural	15,400	198,506
IDACORP	2,308	123,593
Integrys Energy Group	1,300	85,228
Laclede Group	2,568	120,645
MDU Resources Group	11,605	365,673
New Jersey Resources	2,196	112,172
NextEra Energy	6,400	600,896
NiSource	14,550	548,244
Northeast Utilities	10,000	439,000
Northwest Natural Gas	2,328	100,616
NorthWestern	1,991	92,024
PG&E	1,607	71,785
Pinnacle West Capital	1,500	80,235
PNM Resources	8,088	207,457
Portland General Electric	7,137	227,884
PPL	3,100	102,269
Public Service Enterprise Group	3,900	137,163
Questar	16,200	360,288

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Utilities (continued)
SCANA	5,052	$257,046
Sempra Energy	5,031	501,641
South Jersey Industries	1,129	60,480
Southern	4,724	204,502
UIL Holdings	5,186	182,081
UNS Energy	2,031	122,713
Wisconsin Energy	10,500	457,590
Xcel Energy	13,834	426,087

		11,429,314

		363,630,318

Total Common Stock (Cost $613,151,273)		728,126,678

REGISTERED INVESTMENT COMPANIES — 3.3%
CLOSED-END FUND — 0.0%
FII BTG Pactual Corporate Office Fund ‡	2,326	124,053

EXCHANGE TRADED FUNDS — 0.0%
iShares MSCI Emerging Markets ETF	4,319	189,259
iShares MSCI Frontier 100 Fund	6,769	260,539
SPDR Gold Trust	370	45,654

		495,452

OPEN-END FUND — 3.3%
Oakmark International Small Cap Fund, Cl I	1,440,672	25,442,275

Total Registered Investment Companies (Cost $19,443,403)		26,061,780

PREFERRED STOCK — 0.6%
BRAZIL — 0.3%
Centrais Eletricas de Santa Catarina	5,800	38,219
Cia Brasileira de Distribuicao, Cl Preference	5,800	280,164
Cia Energetica de Minas Gerais	21,968	179,424
Cia Energetica de Sao Paulo, Cl Preference	9,800	124,533
Eucatex Industria e Comercio	3,400	6,459
Gerdau	12,200	71,734
Itau Unibanco Holding	9,240	142,953
Itausa - Investimentos Itau	15,900	66,508
Klabin	9,800	9,676

PREFERRED STOCK — continued
	Shares	Value

UNITED STATES (continued)
BRAZIL (continued)
Lojas Americanas	14,000	$89,292
Oi, Cl Preference	22,600	14,743
Petroleo Brasileiro, Cl Preference	56,900	481,032
Suzano Papel e Celulose, Cl A	4,600	17,782
Telefonica Brasil	24,000	482,803
Vale, Cl A	17,400	223,794
Whirlpool	11,900	20,351

		2,249,467

COLOMBIA — 0.0%
Cementos Argos, Cl Preference	37,037	215,108

GERMANY — 0.1%
Henkel & KGaA	4,207	467,818
Jungheinrich	2,772	168,808
ProSiebenSat.1 Media	654	27,421
Volkswagen	1,012	235,025

		899,072

SOUTH AFRICA — 0.0%
Absa Bank	257	20,252

SOUTH KOREA — 0.2%
Hyundai Motor	3,700	618,073
Samsung Electronics, Cl Preference	539	557,437

		1,175,510

Total Preferred Stock (Cost $4,344,366)		4,559,409

EQUITY LINKED NOTES (B) (C) * — 0.3%
HSBC
(convertible into Asain Paints) 03/10/16	265	2,751
(convertible into Axis Bank) 03/10/16	3,700	23,928
(convertible into Bajaj Auto) 11/16/15	10	343
(convertible into Bharti Airtel) 03/10/16	11,220	69,087
(convertible into Coal India) 12/15/15	13,200	80,146
(convertible into Hero Motorcorp) 12/15/15	10	429
(convertible into Hindustan Unilever) 03/10/16	4,000	45,350

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

EQUITY LINKED NOTES (B) (C) * — continued
	Shares/Number of Rights/ Number of Warrants	Value

(convertible into ICICI Bank) 08/01/16	7,420	$180,262
(convertible into ITC) 09/15/16	39,340	231,292
(convertible into LIC Housing Finance) 10/28/16	29,298	140,153
(convertible into Mahindra & Mahindra GDR) 06/30/16	12,400	246,045
(convertible into NTPC) 03/10/16	13,420	32,142
(convertible into Oil and Natural Gas) 03/10/16	36,000	235,015
(convertible into Reliance Capital) 10/28/16	12,640	121,849
(convertible into Reliance Industries) 10/28/16	16,152	268,432
(convertible into Tata Consultancy Services) 09/15/16	3,080	131,218
(convertible into Ultratech Cement) 03/10/16	1,100	43,972
(convertible into Unitech) 06/30/16	180,940	76,031
(convertible into UPL) 10/28/16	22,015	119,546

Total Equity Linked Notes (Cost $1,569,817)		2,047,991

RIGHTS * — 0.0%
Durfy Group, Expires 08/01/14, Strike Price $162.00	2,650	—
Repsol YPF, Expires 08/15/14, Strike Price $0.485	7,138	4,779

Total Rights (Cost $ —)		4,779

WARRANTS *— 0.0%
Sun Hung Kai Properties, Expires 04/22/16, Strike Price $98.60 (Cost $ —)	667	1,677

SHORT-TERM INVESTMENT (D) — 2.2%
	Shares/Number of Rights/ Number of Warrants	Value

SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $17,463,990)	17,463,990	$17,463,990

Total Investments — 99.7% (Cost $655,972,849)@		$778,266,304

A list of the outstanding forward foreign currency exchange contracts held by the Fund at July 31, 2014, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
8/11/14	EUR	3,153,600	USD	4,297,915	$74,952
10/3/14-12/17/14	CHF	1,910,200	USD	2,188,372	84,278
11/10/14	AUD	992,500	USD	916,817	1,100
12/17/14	USD	169,710	CHF	154,000	(50)

					$160,280

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation
Citi	$(6,854,842)	$7,013,421	$158,579
State Street	(557,641)	559,342	1,701

			$160,280

For the period ended July 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $780,545,220.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Securities considered Master Limited Partnership. At July 31, 2014, these securities amounted to $53,330 or 0.0% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	Interest rate unavailable.
(D)	The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

GDR — Global Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
July 31, 2014
(unaudited)

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depository Receipts

USD — United States Dollar

The following is a list of inputs used as of July 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2 †	Level 3	Total
Common Stock
Argentina	$371,496	$—	$—	$371,496
Australia	10,585,719	222,875	—	10,808,594
Austria	1,629,061	—	—	1,629,061
Belgium	6,601,609	—	—	6,601,609
Brazil	9,968,228	—	—	9,968,228
Canada	24,441,215	—	—	24,441,215
Chile	1,095,337	—	—	1,095,337
China	21,561,107	—	—	21,561,107
Colombia	217,936	—	—	217,936
Czech Republic	645,576	—	—	645,576
Denmark	2,775,828	—	—	2,775,828
Egypt	198,181	—	—	198,181
Finland	2,475,294	—	—	2,475,294
France	18,129,099	170,560	—	18,299,659
Germany	20,753,363	487,544	—	21,240,907
Greece	1,335,474	—	—	1,335,474
Hong Kong	17,918,547	—	—	17,918,547
India	7,275,270	—	—	7,275,270
Indonesia	4,212,084	85,566	—	4,297,650
Ireland	5,736,870	—	—	5,736,870
Israel	3,460,413	465,859	—	3,926,272
Italy	8,331,541	325,745	—	8,657,286
Japan	34,895,830	1,183,044	—	36,078,874
Malaysia	3,539,633	—	—	3,539,633
Mexico	8,113,999	—	—	8,113,999
Netherlands	16,319,387	—	—	16,319,387
New Zealand	1,123,656	—	—	1,123,656
Nigeria	153,750	—	—	153,750
Norway	3,819,665	—	—	3,819,665
Panama	2,573,606	—	—	2,573,606
Papua New Guinea	125,476	—	—	125,476
Peru	127,803	—	—	127,803
Philippines	3,526,226	—	—	3,526,226
Poland	2,392,899	—	—	2,392,899
Portugal	1,106,861	—	—	1,106,861
Puerto Rico	504,024	—	—	504,024
Qatar	88,979	—	—	88,979
Russia	5,114,757	—	—	5,114,757
Singapore	3,977,195	164,796	—	4,141,991
South Africa	6,636,230	—	—	6,636,230
South Korea	18,558,391	170,069	—	18,728,460
Spain	4,359,864	49,737	—	4,409,601
Sweden	6,326,626	298,750	—	6,625,376
Switzerland	23,489,794	—	—	23,489,794
Taiwan	8,868,607	55,090	—	8,923,697
Thailand	3,471,876	196,710	—	3,668,586
Turkey	2,581,825	189,147	—	2,770,972
United Arab Emirates	267,849	—	—	267,849
United Kingdom	28,206,169	440,643	—	28,646,812
United States	363,630,318	—	—	363,630,318

Investments in Securities	Level 1	Level 2 †	Level 3	Total
Registered Investment
Companies	$26,061,780	$—	$—	$26,061,780
Preferred Stock	4,559,409	—	—	4,559,409
Equity Linked Notes	—	2,047,991	—	2,047,991
Rights	4,779	—	—	4,779
Warrants	—	1,677	—	1,677
Short-Term Investment	17,463,990	—	—	17,463,990

Total Investments in Securities	$771,710,501	$6,555,803	$—	$778,266,304

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Appreciation	$—	$160,330	$—	$160,330
Depreciation	—	(50)	—	(50)

Total Other Financial Instruments	$—	$160,280	$—	$160,280

* Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2014, there were no Level 3 securities.

† Represents securities trading outside the United States, the values of which were adjusted from their last closing price due to their markets being closed on July 31, 2014.

@ At July 31, 2014, the tax basis cost of the Fund’s investments was $655,972,849, and the unrealized appreciation and depreciation were $134,413,193 and $(12,119,738), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
July 31, 2014
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 48.3%
	Shares	Value

OPEN-END FUNDS — 48.3%
AllianzGI Convertible Fund, Cl I	1,103,689	$39,743,849
PIMCO Emerging Local Bond Fund, Cl I	4,054,583	38,761,809

Total Registered Investment Companies (Cost $75,871,027)		78,505,658

COMMON STOCK — 26.3%
ENERGY — 24.4%
American Midstream Partners LP (A)	11,034	329,144
Arc Logistics Partners (A)	15,633	390,825
Buckeye Partners LP (A)	21,666	1,739,563
Compressco Partners LP (A)	9,514	210,069
Crestwood Midstream Partners LP (A)	93,971	2,044,809
Dynagas LNG Partners (A)	8,196	191,295
El Paso Pipeline Partners LP (A)	84,870	2,828,717
Enbridge Energy Management	117,918	3,998,599
Energy Transfer Equity LP (A)	15,009	816,340
Energy Transfer Partners LP (A)	59,438	3,313,074
EnLink Midstream Partners (A)	55,783	1,628,864
Exterran Partners LP (A)	50,119	1,385,289
Foresight Energy * (A)	900	17,361
GasLog Partners LP (A)	1,156	38,610
Global Partners LP (A)	18,010	779,293
Golar LNG Partners LP (A)	8,520	281,756
Holly Energy Partners LP (A)	8,882	299,412
KNOT Offshore Partners LP (A)	5,585	149,175
Lehigh Gas Partners LP (A)	13,561	349,874
Martin Midstream Partners LP (A)	32,741	1,284,757
Midcoast Energy Partners LP (A)	30,097	617,891
NGL Energy Partners LP (A)	25,020	1,074,609
North Atlantic Drilling	19,363	188,789
NuStar Energy LP (A)	46,610	2,928,972
Regency Energy Partners LP (A)	112,487	3,393,733
Seadrill Partners (A)	9,385	304,074
Southcross Energy Partners LP (A)	15,086	327,065
Sprague Resources LP (A)	11,230	279,066
Targa Resources Partners LP (A)	5,539	370,448
TC Pipelines LP (A)	37,091	1,951,358
Teekay LNG Partners LP (A)	30,132	1,290,855

COMMON STOCK — continued
	Shares/Face Amount	Value

ENERGY (continued)
Teekay Offshore Partners (A)	18,318	$622,262
Transmontaigne Partners LP (A)	5,802	252,445
USA Compression Partners LP (A)	32,096	789,562
Williams Partners LP (A)	62,046	3,142,010

		39,609,965

FINANCIALS — 0.3%
Alpha Bank AE *	119,537	96,039
Annaly Capital Management ‡	22,000	244,200
Omega Healthcare Investors ‡	3,000	109,620

		449,859

MATERIALS — 0.1%
CVR Partners LP (A)	7,700	130,977
Terra Nitrogen LP (A)	850	124,533

		255,510

UTILITIES — 1.5%
Abengoa Yield *	1,500	54,270
AmeriGas Partners LP (A)	19,440	881,798
Ferrellgas Partners LP (A)	25,914	658,216
Suburban Propane Partners LP (A)	17,885	804,110

		2,398,394

Total Common Stock (Cost $36,589,897)		42,713,728

CORPORATE OBLIGATIONS — 21.5%
CONSUMER DISCRETIONARY — 4.4%
Ancestry.com
11.000%, 12/15/20	$500,000	575,000
9.625%, 10/15/18 (B)	250,000	254,375
Beverages & More 10.000%, 11/15/18 (B)	250,000	241,250
Carlson Travel Holdings 7.500%, 08/15/19 (B)	450,000	456,750
Churchill Downs 5.375%, 12/15/21 (B)	450,000	455,836
Cirsa Funding Luxembourg 8.750%, 05/15/18 (B)	500,000	684,588
Europcar Groupe MTN 11.500%, 05/15/17 (B)	250,000	382,562
HJ Heinz 4.250%, 10/15/20	500,000	496,875

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
July 31, 2014
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Live Nation Entertainment 7.000%, 09/01/20 (B)	$700,000	$754,250
MGM Resorts International 7.750%, 03/15/22	650,000	747,500
Servicios Corporativos Javer 9.875%, 04/06/21 (B)	500,000	549,500
Station Casinos 7.500%, 03/01/21	500,000	528,750
Viking Cruises 8.500%, 10/15/22 (B)	475,000	521,313
Wynn Las Vegas LLC 5.375%, 03/15/22	550,000	558,250

		7,206,799

CONSUMER STAPLES — 1.2%
Constellation Brands 4.250%, 05/01/23	300,000	296,250
Simmons Foods 10.500%, 11/01/17	750,000	797,812
Southern Graphics 8.375%, 10/15/20 (B)	750,000	791,250

		1,885,312

FINANCIALS — 3.4%
Aviv Healthcare Properties 6.000%, 10/15/21	450,000	472,500
DFC Finance 10.500%, 06/15/20 (B)	600,000	597,000
Emma Delta Finance 12.000%, 10/15/17 (B)	1,000,000	1,673,808
Gala Electric Casinos 11.500%, 06/01/19 (B)	200,000	366,389
Intralot Finance Luxembourg 9.750%, 08/15/18 (B)	350,000	531,936
Lansing Trade Group 9.250%, 02/15/19 (B)	300,000	295,500
Minerva Luxembourg 7.750%, 01/31/23 (B)	600,000	642,750
Moto Finance 10.250%, 03/15/17 (B)	250,000	452,677
MPT Operating Partnership MTN 5.750%, 10/01/20‡	400,000	573,166

		5,605,726

HEALTH CARE — 2.3%
DaVita HealthCare Partners 5.750%, 08/15/22	750,000	791,250
HCA 4.750%, 05/01/23	700,000	691,250

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE (continued)
Kindred Healthcare 6.375%, 04/15/22 (B)	$400,000	$396,000
LifePoint Hospitals 5.500%, 12/01/21 (B)	750,000	766,875
Tenet Healthcare 4.500%, 04/01/21	800,000	778,000
Vantage Oncology 9.500%, 06/15/17 (B)	300,000	291,000

		3,714,375

INDUSTRIALS — 5.6%
AAR 7.250%, 01/15/22	150,000	162,000
ADS Tactical 11.000%, 04/01/18 (B)	900,000	834,750
Alliant Techsystems 5.250%, 10/01/21 (B)	600,000	612,000
Ceridian HCM Holding 11.000%, 03/15/21 (B)	600,000	684,000
CMA CGM 8.875%, 04/15/19 (B)	400,000	557,044
DigitalGlobe 5.250%, 02/01/21	1,000,000	978,750
Ducommun 9.750%, 07/15/18	750,000	826,875
Fly Leasing 6.750%, 12/15/20	500,000	528,750
Gol Finance 9.250%, 07/20/20 (B)	100,000	102,500
Kissner Milling 7.250%, 06/01/19 (B)	200,000	204,500
Marine Harvest 5.310%, 03/12/18 (C)	2,000,000	327,694
Numericable Group 4.875%, 05/15/19 (B)	700,000	703,500
Sensata Technologies BV 4.875%, 10/15/23 (B)	850,000	841,500
United Continental Holdings
6.375%, 06/01/18	250,000	267,500
6.000%, 12/01/20	200,000	210,000
US Airways Group 6.125%, 06/01/18	750,000	789,375
VRG Linhas Aereas 10.750%, 02/12/23 (B)	400,000	418,000

		9,048,738

INFORMATION TECHNOLOGY — 1.1%
Activision Blizzard 5.625%, 09/15/21 (B)	500,000	525,000

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
July 31, 2014
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value

INFORMATION TECHNOLOGY (continued)
Gamenet 7.250%, 08/01/18 (B)	$350,000	$481,320
JDS Uniphase 0.625%, 08/15/33 (B)	350,000	351,750
NeuStar 4.500%, 01/15/23	450,000	382,500

		1,740,570

MATERIALS — 1.2%
Crown Americas 4.500%, 01/15/23	400,000	378,000
LSB Industries 7.750%, 08/01/19	750,000	804,375
Sealed Air 6.500%, 12/01/20 (B)	750,000	821,250

		2,003,625

TELECOMMUNICATION SERVICES — 1.5%
Nokia 5.375%, 05/15/19	700,000	742,000
Univision Communications 6.750%, 09/15/22 (B)	678,000	730,545
Virgin Media Finance LLC 6.375%, 04/15/23 (B)	850,000	892,500

		2,365,045

UTILITIES — 0.8%
Calpine 7.875%, 01/15/23 (B)	598,000	647,335
Mirant Americas 9.125%, 05/01/31	750,000	723,750

		1,371,085

Total Corporate Obligations (Cost $34,095,507)		34,941,275

PREFERRED STOCK — 0.9%
UNITED STATES — 0.9%
Continental Air*	16,000	782,499
Southcross Energy* (D)	19,210	382,087
Teekay Offshore Partners LP*	13,000	332,800

Total Preferred Stock (Cost $1,396,620)		1,497,386

CONVERTIBLE BONDS — 0.6%
Annaly Capital Management 5.000%, 05/15/15‡	$300,000	304,875

CONVERTIBLE BONDS — continued
	Face Amount(1)/ Shares	Value

Marine Harvest 2.375%, 05/08/18	100,000	$166,993
Pescanova
8.750%, 02/17/19 (E)	400,000	49,170
5.125%, 04/20/17 (E)	500,000	61,462
REXLot Holdings 6.000%, 09/28/16	900,000	164,176
Titan Machinery 3.750%, 05/01/19	250,000	216,094

Total Convertible Bonds (Cost $998,676)		962,770

LOAN PARTICIPATIONS — 0.4%
NARTC Bank Loan
11.500%, 07/13/20	400,000	402,500
8.750%, 01/13/20	206	207
7.750%, 01/13/20	198,824	199,818

Total Loan Participations (Cost $589,616)		602,525

SOVEREIGN DEBT — 0.4%
Hellenic Republic Government Bond 3.000%, 02/24/23 (F)	175,000	193,597
Mexican Bonos 5.000%, 06/15/17	MXN 5,000,000	390,173

Total Sovereign Debt (Cost $532,365)		583,770

SHORT-TERM INVESTMENT (G) — 0.9%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $1,500,257)	1,500,257	1,500,257

Total Investments — 99.3% (Cost $151,573,965) @		$161,307,369

The open futures contracts held by the Fund at July 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
British Currency	(8)	Sep-2014	$(4,779)
Euro Currency	(34)	Sep-2014	62,021

			$57,242

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
July 31, 2014
(unaudited)

For the period ended July 31, 2014, the total amount of all open futures contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $162,461,581.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At July 31, 2014, these securities amounted to $38,022,211 or 23.4% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect as of July 31, 2014. The date reported on the Schedule of Investments is the final maturity date.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2014, was $382,087 and represented 0.2% of net assets.
(E)	Security in default on interest payments.
(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2014. The coupon on a step bond changes on a specified date.
(G)	The rate reported is the 7-day effective yield as of July 31, 2014.
(1)	In U.S. dollars unless otherwise indicated.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

USD — United States Dollar

The following is a list of inputs used as of July 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Registered Investment Companies	$78,505,658	$—	$—	$78,505,658
Common Stock	42,713,728	—	—	42,713,728
Corporate Obligations	—	34,941,275	—	34,941,275
Preferred Stock	1,115,299	—	382,087	1,497,386
Convetible Bonds	—	962,770	—	962,770
Loan Participations	—	602,525	—	602,525
Sovereign Debt	—	583,770	—	583,770
Short-Term Investment	1,500,257	—	—	1,500,257

Total Investments in Securities	$123,834,942	$37,090,340	$382,087	$161,307,369

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* - Appreciation	$62,021	$—	$—	$62,021
Futures Contracts* - Depreciation	(4,779)	—	—	(4,779)

Total Other Financial Instruments	$57,242	$—	$—	$57,242

* Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

@ At July 31, 2014, the tax basis cost of the Fund’s investments was $151,573,965, and the unrealized appreciation and depreciation were $13,590,251 and $(3,856,847), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
July 31, 2014
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 70.3%
	Shares	Value

EXCHANGE-TRADED FUND — 10.7%
PowerShares S&P 500 Downside Hedged Portfolio	1,538,779	$43,701,323

OPEN-END FUNDS — 59.6%
AQR Managed Futures Strategy HV Fund, Cl I	3,892,939	38,656,888
AQR Multi-Strategy Alternative Fund, Cl I	8,659,463	85,469,278
AQR Style Premia Alternative Fund, Cl I	3,744,161	39,014,138
ASG Managed Futures Strategy Fund, Cl Y	3,545,104	38,038,965
PIMCO All Asset All Authority Fund, Cl I	4,006,572	41,347,828

		242,527,097

Total Registered Investment Companies (Cost $286,663,771)		286,228,420

COMMON STOCK — 7.9%
ARGENTINA — 0.1%
Pampa Energia ADR *	12,165	125,421
Petrobras Argentina ADR *	14,700	98,931

		224,352

BRITISH VIRGIN ISLANDS — 0.2%
Atlas Mara *	69,840	768,240

CANADA — 0.1%
Advantage Oil & Gas * (A)	17,600	93,984
Cott	9,745	66,948
North American Energy Partners * (A)	34,021	246,652

		407,584

CHINA — 0.1%
JA Solar Holdings ADR * (A)	25,572	224,522
Sinovac Biotech * (A)	15,907	88,125
Trina Solar ADR *	7,450	83,514

		396,161

GREECE — 0.1%
Danaos * (A)	36,112	207,283

INDIA — 0.0%
Sify Technologies Limited *	50,698	101,396

ISRAEL — 0.1%
Magic Software Enterprises	38,595	266,691

COMMON STOCK — continued
	Shares	Value

ISRAEL (continued)
Orbotech * (A)	15,353	$247,644

		514,335

PANAMA — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E (A)	4,821	143,136

PUERTO RICO — 0.1%
Triple-S Management, Cl B * (A)	15,424	266,527

TAIWAN — 0.0%
ChipMOS TECHNOLOGIES	6,984	164,264

UNITED STATES — 7.1%
Consumer Discretionary — 0.9%
Build-A-Bear Workshop, Cl A *	5,600	59,080
Culp (A)	7,600	137,712
Drew Industries (A)	2,700	121,500
Marcus	12,522	221,264
McClatchy, Cl A *	37,678	181,985
Modine Manufacturing * (A)	17,345	238,841
Motorcar Parts & Accesories * (A)	4,635	103,175
Red Robin Gourmet Burgers * (A)	788	50,716
Remy International	8,636	191,546
Rick’s Cabaret International * (A)	13,100	145,148
Rocky Brands	11,965	180,432
Ruth’s Hospitality Group (A)	19,825	225,014
Salem Communications, Cl A (A)	7,600	66,196
Skullcandy * (A)	31,495	212,906
TAL Education Group ADR * (A)	8,601	253,299
Tower International * (A)	6,919	217,949
Unifi * (A)	9,952	285,025
Universal Electronics * (A)	6,301	300,117
ZAGG *	39,400	201,334
Zumiez *	10,084	280,839

		3,674,078

Consumer Staples — 0.1%
Chiquita Brands International * (A)	19,592	187,887
MGP Ingredients	21,088	169,759

		357,646

Energy — 0.6%
Abraxas Petroleum *	45,165	230,342
Broadwind Energy * (A)	7,428	64,438

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
Callon Petroleum *	12,499	$123,490
Matrix Service * (A)	8,600	230,910
Parker Drilling *	11,579	71,558
Pioneer Energy Services * (A)	15,760	231,830
REX American Resources * (A)	3,735	315,047
TransGlobe Energy * (A)	32,523	203,919
US Energy Wyoming *	69,246	284,601
Warren Resources * (A)	53,460	314,880
Willbros Group * (A)	21,804	252,708

		2,323,723

Financials — 1.0%
BBX Capital, Cl A ‡ *	3,508	63,425
Boston Private Financial Holdings (A)	19,114	238,543
Century Bancorp, Cl A	2,434	85,239
CM Finance	19,540	261,836
FBR * (A)	3,100	86,676
Financial Institutions	3,400	75,480
First Busey (A)	34,456	191,231
First Interstate BancSystem, Cl A	5,366	140,052
First Merchants	9,502	189,375
Heritage Commerce	15,285	122,280
Imperial Holdings *	12,901	87,985
JMP Group *	22,581	152,196
MainSource Financial Group	4,300	70,219
MidSouth Bancorp	15,378	299,871
Mortgage Investment Trust ‡ (A)	12,321	225,967
Orchid Island Capital, Cl A ‡	13,404	178,407
Oritani Financial	11,365	168,202
Peoples Bancorp	6,186	144,319
Piper Jaffray *	5,577	287,773
S&T Bancorp	10,972	266,949
Sotherly Hotels ‡	12,615	96,883
United Insurance Holdings (A)	5,700	82,764
WesBanco (A)	6,145	183,613
Westfield Financial (A)	38,101	275,089
WSFS Financial (A)	1,888	135,162

		4,109,536

Health Care — 0.9%
Affymetrix * (A)	30,464	261,990
Alliance HealthCare Services * (A)	6,414	183,120
AMN Healthcare Services * (A)	12,534	164,195
Amsurg, Cl A * (A)	4,900	234,024

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
AngioDynamics * (A)	17,371	$253,617
China Cord Blood *	49,977	223,897
Digirad	14,400	47,520
Enzo Biochem *	38,230	183,504
Greatbatch * (A)	5,619	278,197
Heska *	14,454	189,347
LHC Group * (A)	2,662	62,504
Merit Medical Systems * (A)	12,162	156,160
Natus Medical * (A)	11,109	319,606
Omnicell * (A)	10,651	291,837
OraSure Technologies *	32,940	271,096
Pain Therapeutics *	17,700	74,517
PharMerica * (A)	9,643	260,265
Providence Service * (A)	7,507	297,352
Skystar Bio-Pharmaceutical *	15,932	81,412
Symmetry Medical *	8,949	78,841

		3,913,001

Industrials — 1.5%
Aerovironment *	4,786	150,711
Alamo Group (A)	3,226	153,332
Arotech *	61,841	204,694
Blount International *	20,222	264,099
Covenant Transportation Group, Cl A *	21,103	250,915
CRA International *	7,550	180,294
Douglas Dynamics	10,767	179,809
Engility Holdings * (A)	4,281	147,951
Federal Signal	20,601	297,891
Gibraltar Industries * (A)	11,461	168,362
Global Ship Lease, Cl A *	55,320	211,322
Gorman-Rupp (A)	8,628	250,039
Hill International *	29,984	144,223
ICF International * (A)	3,052	105,508
Insteel Industries	6,128	112,449
Kelly Services, Cl A (A)	13,027	207,650
Kforce	8,057	160,254
Knightsbridge Tankers (A)	16,578	188,989
Korn * (A)	9,278	272,959
Marten Transport	12,334	249,640
Navigant Consulting * (A)	11,034	180,075
NN	13,010	377,290
Park-Ohio Holdings (A)	2,970	176,299
Patrick Industries *	6,342	264,144

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Quad	6,000	$126,720
Standex International	3,050	201,148
Twin Disc	8,312	239,718
Universal Forest Products (A)	4,019	175,952
US Auto Parts Network *	76,669	251,474
VSE	2,830	168,583
Willdan Group *	34,234	264,287

		6,326,781

Information Technology — 1.7%
Alliance Fiber Optic Products	13,951	186,664
American Software, Cl A	9,463	88,100
Benchmark Electronics * (A)	7,200	173,880
Cabot Microelectronics * (A)	3,898	156,661
Ciber * (A)	21,198	73,981
Comtech Telecommunications	7,506	253,703
Constant Contact *	9,222	287,081
Daktronics (A)	16,160	179,376
Datalink *	8,374	94,626
Edgewater Technology *	35,264	215,463
ePlus *	4,584	250,699
Fabrinet *	7,800	145,080
FormFactor *	33,853	228,508
Global Cash Access Holdings * (A)	25,336	212,062
GSI Group *	19,472	224,512
Information Services Group * (A)	13,996	61,162
Integrated Silicon Solution	12,690	185,528
Lattice Semiconductor * (A)	34,453	235,658
LogMeIn *	4,063	165,405
NCI, Cl A * (A)	33,813	303,641
Newport *	10,868	188,125
OmniVision Technologies *	10,385	232,624
Park Electrochemical	10,684	300,861
PC Connection (A)	12,298	251,248
PCTEL * (A)	7,431	56,030
Perficient * (A)	9,301	158,024
Sigma Designs *	60,642	257,122
Spok Holdings * (A)	10,900	163,173
Super Micro Computer * (A)	11,974	313,360
Sykes Enterprises * (A)	10,843	224,450
TechTarget *	22,892	173,979
TeleCommunication Systems, Cl A *	79,724	251,131
TheStreet *	23,900	58,077
VASCO Data Security International *	23,308	316,290

COMMON STOCK — continued
	Shares/ Number of Warrants	Value

UNITED STATES (continued)
Information Technology (continued)
Wayside Technology Group (A)	5,712	$99,789

		6,766,073

Materials — 0.2%
A Schulman (A)	4,733	188,089
Mercer International *	28,889	287,735
Neenah Paper (A)	5,210	258,520

		734,344

Telecommunication Services — 0.1%
Inteliquent (A)	19,026	201,866
Premiere Global Services *	14,034	183,845

		385,711

Utilities — 0.1%
Chesapeake Utilities	2,381	154,979
Unitil	7,906	252,992

		407,971

		28,998,864

Total Common Stock (Cost $31,430,123)		32,192,142

WARRANTS* — 0.0%
Atlas Mara Expires 12/17/17, Strike Price $11.50 (Cost $14,321)	62,340	93,510

SHORT-TERM INVESTMENT (B) — 2.2%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $9,112,706)	9,112,706	9,112,706

Total Investments— 80.4% (Cost $327,220,921)@		$327,626,778

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (7.6)%
	Shares	Value

FRANCE — (0.0)%
Ingenico	(24)	$(2,434)

GREECE — (0.0)%
StealthGas *	(10,108)	(108,156)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

IRELAND — (0.1)%
Ardmore Shipping	(19,471)	$(255,654)
Fly Leasing ADR	(12,910)	(192,876)

		(448,530)

ISRAEL — (0.0)%
Attunity *	(15,704)	(112,283)

LUXEMBOURG — (0.1)%
Magnachip Semiconductor *	(19,628)	(274,988)

UNITED KINGDOM — (0.1)%
Luxfer Holdings ADR	(11,093)	(210,878)

UNITED STATES — (7.3)%
Consumer Discretionary — (1.4)%
Aeropostale *	(40,192)	(133,437)
American Public Education *	(5,910)	(210,987)
America’s Car-Mart *	(6,967)	(260,844)
Arctic Cat	(5,772)	(205,483)
Big 5 Sporting Goods	(23,163)	(229,545)
Black Diamond *	(21,194)	(186,083)
CafePress *	(16,416)	(86,184)
Career Education *	(45,385)	(231,917)
Carriage Services, Cl A	(10,974)	(177,011)
Century Casinos *	(46,738)	(258,929)
Destination XL Group *	(52,264)	(279,612)
Diversified Restaurant Holdings *	(13,913)	(65,252)
Dixie Group *	(21,384)	(179,412)
Einstein Noah Restaurant Group	(6,350)	(96,076)
Francesca’s Holdings *	(21,678)	(277,045)
Gordmans Stores	(65,679)	(237,758)
Gray Television *	(7,976)	(97,148)
Hovnanian Enterprises, Cl A *	(56,544)	(226,176)
Ignite Restaurant Group *	(16,819)	(216,124)
LeapFrog Enterprises, Cl A *	(12,349)	(89,160)
Perry Ellis International *	(4,486)	(82,542)
PetMed Express	(21,204)	(290,495)
Quiksilver *	(22,223)	(66,447)
ReachLocal *	(31,417)	(201,069)
Rentrak *	(4,657)	(231,173)
Scientific Games, Cl A *	(8,328)	(71,121)
Tilly’s, Cl A *	(10,699)	(80,991)
Town Sports International Holdings	(43,770)	(201,342)
UCP, Cl A *	(19,582)	(244,188)
WCI Communities *	(5,887)	(101,198)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
William Lyon Homes, Cl A *	(6,911)	$(170,149)
Winmark	(1,710)	(111,954)

		(5,596,852)

Consumer Staples — (0.3)%
Annie’s *	(9,234)	(269,448)
Chefs’ Warehouse *	(13,728)	(241,201)
IGI Laboratories *	(29,786)	(156,972)
Natural Grocers by Vitamin Cottage *	(12,348)	(280,053)
Roundy’s	(28,120)	(135,819)

		(1,083,493)

Energy — (0.5)%
Approach Resources *	(11,189)	(235,417)
Emerald Oil *	(37,566)	(275,734)
Evolution Petroleum	(25,453)	(270,056)
Geospace Technologies *	(4,564)	(183,655)
Goodrich Petroleum *	(6,868)	(132,278)
Jones Energy, Cl A *	(12,953)	(243,776)
Resolute Energy *	(36,194)	(276,522)
Triangle Petroleum *	(23,368)	(252,374)

		(1,869,812)

Financials — (0.9)%
Bancorp *	(28,041)	(266,390)
Campus Crest Communities ‡	(21,814)	(174,512)
Capital Bank Financial, Cl A *	(8,616)	(196,273)
Citizens, Cl A *	(18,387)	(123,928)
Community Trust Bancorp	(4,902)	(171,521)
eHealth *	(9,795)	(202,757)
Flagstar Bancorp *	(13,881)	(254,022)
FXCM, Cl A	(18,443)	(251,194)
Gain Capital Holdings	(46,454)	(295,447)
HCI Group	(2,100)	(83,790)
Health Insurance Innovations, Cl A *	(27,420)	(362,492)
Heartland Financial USA	(3,400)	(81,022)
Kearny Financial *	(7,632)	(115,014)
National Bank Holdings, Cl A	(13,977)	(276,884)
Regional Management *	(20,267)	(329,541)
Silver Bay Realty Trust ‡	(5,472)	(88,428)
Stewart Information Services	(5,448)	(160,553)
Tree.com *	(4,002)	(102,131)
Trico Bancshares	(2,905)	(64,985)
UMH Properties ‡	(21,100)	(209,101)

		(3,809,985)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care — (1.1)%
ABIOMED *	(5,881)	$(150,554)
Aegerion Pharmaceuticals *	(3,750)	(126,037)
Anacor Pharmaceuticals *	(5,542)	(92,274)
Array BioPharma *	(28,400)	(113,600)
AtriCure *	(13,262)	(218,425)
BioDelivery Sciences International *	(6,320)	(80,580)
BioScrip *	(32,982)	(247,035)
Cempra *	(9,957)	(91,604)
Cerus *	(58,468)	(205,807)
Derma Sciences *	(26,624)	(257,720)
GenMark Diagnostics *	(21,791)	(233,164)
Genomic Health *	(3,745)	(95,423)
HealthStream *	(10,059)	(251,073)
Healthways *	(6,823)	(117,970)
Inermolecular *	(40,421)	(90,139)
Infinity Pharmaceuticals *	(8,370)	(76,083)
Meridian Bioscience	(13,360)	(263,326)
National Research, Cl B *	(2,939)	(117,883)
Novadaq Technologies *	(9,667)	(148,292)
NxStage Medical *	(7,027)	(93,810)
Progenics Pharmaceuticals *	(22,357)	(106,866)
Receptos *	(1,141)	(47,249)
Spectranetics *	(10,470)	(268,556)
Spectrum Pharmaceuticals *	(9,400)	(66,176)
TearLab *	(17,357)	(75,677)
TESARO *	(2,717)	(78,141)
Tetraphase Pharmaceuticals *	(7,470)	(78,435)
Vanda Pharmaceuticals *	(5,150)	(75,705)
Verastem *	(6,605)	(48,811)
Vocera Communications *	(20,573)	(258,603)
XenoPort *	(12,500)	(53,625)
Zeltiq Aesthetics *	(11,535)	(233,468)

		(4,462,111)

Industrials — (0.8)%
Acacia Research	(13,368)	(228,058)
Ameresco, Cl A *	(18,112)	(136,202)
American Electric Technologies *	(20,147)	(133,776)
CAI International *	(9,499)	(181,336)
FreightCar America	(4,481)	(96,700)
GenCorp *	(11,988)	(212,787)
Global Brass & Copper Holdings	(9,978)	(151,466)
Heritage-Crystal Clean *	(9,005)	(152,725)
Intersections	(24,822)	(91,593)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Layne Christensen *	(18,213)	$(197,611)
LMI Aerospace *	(22,729)	(297,523)
PGT *	(16,915)	(156,633)
Ply Gem Holdings *	(30,700)	(255,731)
PMFG *	(59,287)	(306,514)
PowerSecure International *	(29,285)	(287,872)
Stock Building Supply Holdings *	(14,164)	(209,061)
Taser International *	(15,975)	(192,658)
Trex Company *	(2,888)	(81,297)

		(3,369,543)

Information Technology — (1.8)%
Audience *	(15,181)	(144,675)
Bazaarvoice *	(25,784)	(191,059)
Blucora *	(14,577)	(248,829)
CalAmp *	(12,974)	(220,688)
ChannelAdvisor *	(12,991)	(297,884)
CUI Global *	(34,870)	(216,543)
Datawatch *	(19,297)	(260,895)
E2open *	(24,524)	(396,798)
eGain *	(25,412)	(161,874)
Electro Scientific Industries	(17,900)	(107,042)
Ellie Mae *	(9,109)	(261,611)
Exar *	(25,056)	(241,289)
Gigamon *	(5,000)	(57,700)
Global Eagle Entertainment *	(14,842)	(151,388)
Imperva *	(5,905)	(130,914)
Infoblox *	(32,133)	(389,452)
Internap Network Services *	(13,017)	(93,853)
Ixia *	(12,577)	(134,574)
Jive Software *	(35,063)	(277,699)
KVH Industries *	(20,922)	(272,195)
Liquidity Services *	(5,217)	(70,377)
Marin Software *	(21,165)	(194,083)
Marketo *	(9,357)	(255,914)
MoSys *	(27,809)	(92,048)
Move *	(5,146)	(75,132)
Numerex, Cl A *	(9,617)	(96,651)
Procera Networks *	(28,978)	(290,070)
Radisys *	(16,041)	(51,973)
Rally Software Development *	(30,832)	(313,561)
Rosetta Stone *	(25,915)	(249,821)
Ruckus Wireless *	(16,995)	(219,405)
SciQuest *	(5,220)	(80,336)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares/ Number of Warrants	Value

UNITED STATES (continued)
Information Technology (continued)
Seachange International *	(17,926)	$(134,266)
Silicon Graphics International *	(34,541)	(328,485)
Spark Networks *	(43,942)	(261,894)
Tangoe *	(15,463)	(213,389)
Ultratech *	(12,589)	(298,108)

		(7,482,475)

Materials — (0.3)%
AM Castle *	(23,500)	(194,580)
American Vanguard	(25,831)	(327,795)
BioAmber *	(22,437)	(260,494)
Horsehead Holding *	(19,665)	(368,325)
LSB Industries *	(3,770)	(145,183)
Wausau Paper	(10,461)	(105,342)

		(1,401,719)

Telecommunication Services — (0.2)%
inContact *	(29,845)	(238,462)
NTELOS Holdings	(22,512)	(271,044)
Silver Springs Network *	(22,126)	(236,306)

		(745,812)

		(29,821,802)

Total Common Stock (Proceeds $35,289,264)		(30,979,071)

WARRANTS* — 0.0%
Magnum Hunter Expires 04/15/16, Strike Price $8.50 (Cost $ –)	(7,982)	—

Total Securities Sold Short — (7.6)% (Proceeds $35,289,264) †		$(30,979,071)

Percentages are based on net assets of $407,351,827.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the inputs used as of July 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$286,228,420	$—	$—	$286,228,420
Common Stock	32,192,142	—	—	32,192,142
Warrants	93,510	—	—	93,510
Short-Term Investment	9,112,706	—	—	9,112,706

Total Investments in Securities	$327,626,778	$—	$—	$327,626,778

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(30,979,071)	$—	$—	$(30,979,071)
Warrants	—	—	—	—

Total Securities Sold Short	$(30,979,071)	$—	$—	$(30,979,071)

For the period ended July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2014, there were no Level 3 securities.

@ At July 31, 2014, the tax basis cost of the Fund’s investments was $327,220,921, and the unrealized appreciation and depreciation were $4,615,222 and $(4,209,365), respectively.

† At July 31, 2014, the tax basis proceeds of the Fund’s securities sold short was $35,289,264, and the unrealized appreciation and depreciation were $5,159,398 and $(849,205), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
July 31, 2014
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 32.6%
	Shares	Value

ENERGY — 31.7%
Access Midstream Partners LP (A)	24,800	$1,493,456
Atlas Pipeline Partners (A)	5,300	182,797
Capital Product Partners LP (A)	21,600	239,544
Crestwood Midstream Partners LP (A)	34,452	749,676
DCP Midstream Partners LP (A)	48,100	2,620,007
Enable Midstream Partners (A)	3,300	78,606
Enbridge Energy Management	72,191	2,447,987
Energy Transfer Equity LP (A)	24,000	1,305,360
Energy Transfer Partners LP (A)	42,300	2,357,802
EnLink Midstream	3,200	122,272
Enterprise Products Partners LP (A)	54,500	4,065,700
GasLog Partners LP (A)	1,200	40,080
Global Partners LP (A)	10,000	432,700
Golar LNG Partners LP (A)	8,070	266,875
Holly Energy Partners LP (A)	1,981	66,779
Kinder Morgan	68,600	2,468,228
Kinder Morgan Management *	39,741	3,057,264
KNOT Offshore Partners LP (A)	9,700	259,087
Magellan Midstream Partners (A)	11,100	890,109
MarkWest Energy Partners LP (A)	44,200	3,085,160
ONEOK	35,900	2,313,037
ONEOK Partners LP (A)	24,250	1,359,940
Phillips 66	25,000	2,027,750
Plains All American Pipeline LP (A)	50,000	2,867,500
Plains GP Holdings, Cl A (A)	50,000	1,485,500
QEP Midstream Partners (A)	17,000	416,330
Regency Energy Partners LP (A)	61,586	1,858,050
Seadrill Partners (A)	8,500	275,400
SemGroup, Cl A	9,400	724,552
Spectra Energy	10,000	409,200
Sprague Resources LP (A)	3,200	79,520
Summit Midstream Partners LP (A)	14,500	711,515
Sunoco Logistics Partners (A)	6,000	266,340
Targa Resources	10,700	1,364,250
Targa Resources Partners LP (A)	12,300	822,624
Transocean Partners *	5,000	—
Western Gas Partners LP (A)	31,900	2,364,109
Williams Companies	43,500	2,463,405
Williams Partners LP (A)	42,900	2,172,456
World Point Terminals LP (A)	8,900	167,320

		50,378,287

MATERIALS — 0.1%
SunCoke Energy Partners LP (A)	6,000	188,640

COMMON STOCK — continued
	Shares/Face Amount	Value

UTILITIES — 0.8%
Abengoa Yield *	16,600	$600,588
NRG Yield, Cl A	11,500	600,875

		1,201,463

Total Common Stock (Cost $41,444,177)		51,768,390

REGISTERED INVESTMENT COMPANIES — 32.0%
EXCHANGE TRADED FUNDS — 32.0%
AQR Risk-Balanced Commodities Strategy Fund	1,682,224	15,005,434
PIMCO CommoditiesPlus Strategy, Cl Institutional	3,254,866	35,966,269

Total Registered Investment Companies (Cost $52,409,504)		50,971,703

U.S. TREASURY OBLIGATIONS — 29.1%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,201,126	1,757,492
3.625%, 04/15/28	1,000,198	1,405,201
3.375%, 04/15/32	167,535	242,376
2.500%, 07/15/16	1,083,760	1,166,905
2.500%, 01/15/29	1,506,962	1,905,717
2.375%, 01/15/25	2,347,487	2,834,408
2.375%, 01/15/27	802,182	983,614
2.125%, 02/15/40	621,884	797,373
2.125%, 02/15/41	602,924	779,233
2.000%, 01/15/16	215,753	225,968
2.000%, 01/15/26	473,459	556,758
1.875%, 07/15/15	856,156	883,914
1.750%, 01/15/28	1,203,715	1,388,315
1.625%, 01/15/18	79,491	85,900
1.375%, 07/15/18	297,872	322,400
1.375%, 01/15/20	929,618	1,011,105
1.375%, 02/15/44	311,947	346,651
1.250%, 07/15/20	1,401,755	1,524,190
1.125%, 01/15/21	1,408,351	1,514,307
0.750%, 02/15/42	1,252,880	1,191,312
0.625%, 07/15/21	142,497	149,109
0.625%, 01/15/24	4,538,151	4,685,994
0.625%, 02/15/43	2,141,933	1,967,063
0.375%, 07/15/23	3,148,592	3,198,525
0.125%, 04/15/18	7,052,833	7,223,096

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
July 31, 2014
(unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount(1)/ Number of Rights		Value

U.S. Treasury Inflation Protected Securities (continued)
0.125%, 04/15/19		1,396,010	$1,425,675
0.125%, 01/15/22		1,986,579	1,989,994
0.125%, 07/15/22		724,157	725,571
0.125%, 01/15/23		2,708,574	2,688,894
0.125%, 07/15/24		1,262,407	1,242,655

Total U.S. Treasury Obligations (Cost $46,847,735)			46,219,715

SOVEREIGN DEBT — 2.2%
ACGB Index Linked Bond 1.250%, 02/21/22	AUD	359,077	360,479
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18	EUR	186,286	260,678
Deutsche Bundesrepublik Inflation Linked Bond
1.500%, 04/15/16	EUR	1,490,074	2,044,262
0.100%, 04/15/23	EUR	77,785	108,332
France Government Bond OAT 0.250%, 07/25/24	EUR	142,450	196,622
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/23	EUR	45,742	67,915
2.350%, 09/15/24 (B)	EUR	100,744	146,007
2.100%, 09/15/16	EUR	198,374	275,936

Total Sovereign Debt (Cost $3,473,071)			3,460,231

CORPORATE OBLIGATIONS — 0.5%
ENERGY — 0.5%
Hiland Partners 5.500%, 05/15/22 (B)		200,000	199,000
Midstates Petroleum 9.250%, 06/01/21		350,000	361,375
QEP Resources 5.250%, 05/01/23		250,000	250,000

Total Corporate Obligations (Cost $800,000)			810,375

RIGHTS — 0.0%
Kinder Morgan Escrow* (Cost $ —)		49,280	—

SHORT-TERM INVESTMENT (C) — 3.4%
	Shares/ Contracts	Value

SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $5,453,753)	5,453,753	$5,453,753

Total Investments — 99.8% (Cost $150,428,240) @		$158,684,167

PURCHASED OPTIONS/SWAPTIONS* — 0.0%
Euro Currency, Expires 10/18/2014, Strike Price $1.34	365,000	$5,899
Eurodollar 2-Year Mid-Curve Put, Expires 9/20/2014, Strike Price $97.75	53	3,313
Goldman Sachs 3-Month LIBOR, Expires 5/20/2017, Strike Price 4.35%	380,000	15,719
Goldman Sachs 3-Month LIBOR, Expires 5/20/2017, Strike Price 3.35%	380,000	24,710
U.S Bond Future, Expires 9/20/2014, Strike Price $122.50	20	8,750
U.S Bond Future, Expires 8/16/2014, Strike Price $140.00	8	1,875
U.S Bond Future, Expires 8/16/2014, Strike Price $136.00	12	6,188
U.S Bond Future, Expires 12/20/2014, Strike Price $98.75	31	7,944
U.S Bond Future, Expires 8/16/2014, Strike Price $122.00	14	656
U.S Bond Future, Expires 8/16/2014, Strike Price $124.00	14	4,156

Total Purchased Options/ Swaptions — 0.0% (Cost $89,359)		$79,210

WRITTEN OPTIONS/SWAPTIONS* — 0.0%
Goldman Sachs 3-Month LIBOR, Expires 6/20/2015, Strike Price 3.20%	(1,600,000)	(30,323)
U.S Bond Future, Expires 8/16/2014, Strike Price $123.00	(28)	(3,063)

Total Written Options/ Swaptions — 0.0% (Proceeds $39,476)		$(33,386)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
July 31, 2014
(unaudited)

For the period ended July 31, 2014, the total amount of all open purchased options/swaptions and written options/swaptions, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at July 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
90-Day Euro $	(41)	Jun-2015	$13,418
Australian 10-Year Bond	3	Sep-2014	(4,555)
Euro-Bund	(2)	Sep-2014	(4,071)
Japanese 10-Year Bond	(1)	Sep-2014	(7,091)
U.S. 2-Year Treasury Note	(5)	Sep-2014	(565)
U.S. 5-Year Treasury Note	33	Sep-2014	(12,709)
U.S. 10-Year Treasury Note	3	Sep-2014	167
U.S. Long Treasury Bond	(5)	Sep-2014	(4,678)
U.S. Ultra Long Treasury Bond	(15)	Sep-2014	(21,698)

			$(41,782)

For the period ended July 31, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency exchange contracts held by the Fund at July 31, 2014, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
8/5/14	GBP	20,000	USD	34,284	$520
8/5/14-9/12/14	EUR	6,233,189	USD	8,434,393	87,284
9/4/14-9/12/14	USD	789,710	EUR	590,000	423
9/12/14	AUD	392,533	NOK	2,207,523	(13,047)
9/12/14	JPY	21,709,487	USD	213,586	2,480
9/12/14	NOK	2,204,645	AUD	385,000	6,525
10/21/14	AUD	358,000	USD	332,833	2,077

					$86,262

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

Counter- party	Currency to Deliver		Currency to Receive		Unrealized Appreciation
State Street	$	(10,426,242)	$	10,512,504	$86,262

For the period ended July 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by Fund at April 30, 2014, is as follows:

Interest Rate Swaps
Counter- party	Fund Pays	Fund Receives	Termi- nation Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	3M LIBOR	3.58%	03/03/44	100,000	$(7,311)
Goldman Sachs	3M LIBOR	3.58%	03/03/44	200,000	(14,571)
Goldman Sachs	3M LIBOR	2.62%	07/02/24	600,000	2,219
Goldman Sachs	3M LIBOR	1.56%	11/30/18	3,300,000	34,240
Goldman Sachs	3M LIBOR	$1.54	08/01/18	300,000	(1,544)

					$13,033

For the period ended July 31, 2014, the total amount of all open swap agreements, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $159,081,278.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At July 31, 2014, these securities amounted to $33,168,982 or 20.9% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate reported is the 7-day effective yield as of July 31, 2014.
(1)	In U.S. dollars unless otherwise indicated.

AUD — Australian Dollar

Cl — Class

EUR — Euro

JPY — Japanese Yen

GBP — British Pound

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

NOK — Norwegian Krone

USD — United States Dollar

The following is a list of inputs used as of July 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$51,768,390	$—	$—	$51,768,390
Registered Investment Companies	50,971,703	—	—	50,971,703
U.S. Treasury Obligations	—	46,219,715	—	46,219,715
Sovereign Debt	—	3,460,231	—	3,460,231
Corporate Obigations	—	810,375	—	810,375
Rights	—	—	—	—
Short-Term Investment	5,453,753	—	—	5,453,753

Total Investments in Securities	$108,193,846	$50,490,321	$—	$158,684,167

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$29,569	$—	$—	$29,569
Purchased Swaptions	49,641	—	—	49,641
Written Options	(3,063)	—	—	(3,063)
Written Swaptions	(30,323)	—	—	(30,323)
Futures Contracts*
Appreciation	13,585	—	—	13,585
Depreciation	(55,367)	—	—	(55,367)
Forward Foreign Currency Contracts*
Appreciation	—	99,309	—	99,309
Depreciation	—	(13,047)	—	(13,047)
Interst Rate Swap Contracts*
Appreciation	—	36,459	—	36,459
Depreciation	—	(23,426)	—	(23,426)

Total Other Financial Instruments	$4,042	$99,295	$—	$103,337

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
July 31, 2014
(unaudited)

* Futures contracts, forward foreign currency contracts and interest rate swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2014, there were no Level 3 securities.

@ At July 31, 2014, the tax basis cost of the Fund’s investments was $150,428,240, and the unrealized appreciation and depreciation were $10,974,027 and $(2,718,100), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014